Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q1PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 41
Franklin Georgia Tax-Free Income Fund 54
Franklin High Yield Tax-Free Income Fund 59
Franklin Louisiana Tax-Free Income Fund 117
Franklin Maryland Tax-Free Income Fund 122
Franklin Massachusetts Tax-Free Income Fund 127
Franklin Michigan Tax-Free Income Fund 131
Franklin Minnesota Tax-Free Income Fund 138
Franklin Missouri Tax-Free Income Fund 144
Franklin New Jersey Tax-Free Income Fund 150
Franklin North Carolina Tax-Free Income Fund 157
Franklin Ohio Tax-Free Income Fund 164
Franklin Oregon Tax-Free Income Fund 172
Franklin Pennsylvania Tax-Free Income Fund 178
Franklin Virginia Tax-Free Income Fund 186
Notes to Schedules of Investments 192

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 501,347
Total Corporate Bonds (Cost $ 500,000 ) ........................................
501,347
Municipal Bonds 96.9%
Alabama 89.3%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,700,454
Shelton State Community College , Revenue , 2024 , AGMC Insured , 5% , 8/01/49 .. 1,000,000 1,011,708
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 779,597
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 1,000,000 957,601
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 1,000,000 939,481
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 2,983,454
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,581,847
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,544,634
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,528,516
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,512,709
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,580,928
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,728,306
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,046,919
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 390,372
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 675,923
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,664,484
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 977,909
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,177,289
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,109,021
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,058,631
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ... 2,590,000 2,592,369
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 4,775,000 4,893,564
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,262,160
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 2,858,208
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 .............................. 4,580,000 4,021,651
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,023,721
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,613,118
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,200,000 1,885,668
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,000,861
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,041,999
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 2,998,251
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,068,208
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,117,505
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,697,667
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AGMC Insured , 5.25% , 11/01/49 .................................. 1,000,000 1,031,028
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,041,766

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority for Baptist Health (The), (continued)
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. $ 875,000 $ 905,185
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,000,000 2,639,129
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,008,816
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,028,950
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,171,963
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 2,991,160
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,468,200
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,166,637
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,149,734
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,028,257
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 229,990
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 517,576
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,777,748
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,699,208
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 4,610,000 4,644,230
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,793,881
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 940,030
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,129,457
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 1,849,827
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,016,243
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,045,791
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 4,000,000 3,986,765
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,110,461
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,042,551
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,032,268
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,009,135
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,612,302
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,016,393
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ 1,000,000 1,027,490
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,114
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,097,176
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. 5,000,000 5,057,131
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,525,651
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,011,426
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,028,976
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,162,400
151,314,778

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 700,000 $ 585,721
Florida 1.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 326,134
c,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 1,725,000 1,419,903
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 1,150,000 1,036,150
2,782,187
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 275,000 234,458
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 418,625
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 418,624
c,d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 1,485,000 1,174,162
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 597,776
2,609,187
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 586,415
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 412,529
Wisconsin 1.0%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 389,294
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,239,967
1,629,261
U.S. Territories 2.4%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 957,718
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 970,435
1,928,153
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 493,837
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 972,535

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 704,667
2,171,039
Total U.S. Territories .................................................................... 4,099,192
Total Municipal Bonds (Cost $ 176,145,018 ) .....................................
164,253,728
Total Long Term Investments (Cost $ 176,645,018 ) ...............................
164,755,075
a
a a a a
a
Total Investments (Cost $ 176,645,018 ) 97.2% ...................................
$164,755,075
Other Assets, less Liabilities 2.8% .............................................
4,719,721
Net Assets 100.0% ...........................................................
$169,474,796
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $9,486,623, representing 5.6% of net assets.
d
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
Arizona 91.6%
Arizona Board of Regents ,
Arizona State University , Revenue , 2015 B , Refunding , 5% , 7/01/41 ............ $ 14,070,000 $ 14,071,959
Arizona State University , Revenue , 2016 C , 5% , 7/01/46 .................... 10,000,000 10,015,992
Arizona State University , Revenue , 2017 B , Refunding , 5% , 7/01/43 ............ 4,005,000 4,041,090
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,259,296
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/46 ............. 2,115,000 2,180,745
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/54 ............. 7,000,000 7,122,034
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,027,298
University of Arizona (The) , Revenue , 2016 , Refunding , 5% , 6/01/39 ........... 2,750,000 2,791,774
University of Arizona (The) , Revenue , 2016 B , Refunding , 5% , 6/01/42 .......... 2,000,000 2,026,062
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,554,411
a
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,089,208
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,005,218
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,007,621
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,552,550
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 380,000 374,067
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 544,974
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,708,928
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,799,007
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,307,351
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,034,623
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,263,592
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,010,395
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 1,847,086
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 5,706,323
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,119,833
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,441,685
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,530,613
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 2,910,602
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,515,114
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,227,447
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,408,954
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 255,000 251,190
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 346,450
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 649,041
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,328,833
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,181,657
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 686,596
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 636,601
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 295,745
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,472,688
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,572,393
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 12,185,112

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... $ 1,550,000 $ 1,391,800
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,472,348
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,092,942
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 698,671
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,118,066
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... 1,000,000 1,023,358
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 1,825,372
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,059,722
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,042,690
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,143,528
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 966,292
City of Lake Havasu City ,
Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% , 7/01/43 ........... 2,000,000 1,853,516
Wastewater System , Revenue , 2015 B , Refunding , AGMC Insured , 5% , 7/01/40 ... 10,000,000 10,015,645
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,396,430
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 5,948,637
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,593,960
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,132,344
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 12,753,459
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,100,605
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,697,108
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,549,405
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 4,911,701
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,522,044
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,608,413
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,545,975
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,537,328
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,181,573
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 10,888,123
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,158,650
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,153,628
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,191,614
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 5,795,011
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,141,441
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 4,941,385
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,053,655
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,226,765
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,485,580
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 967,399
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,109,046
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 9,804,911

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Gilbert Water Resource Municipal Property Corp., (continued)
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ $ 4,700,000 $ 4,437,357
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,354,048
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 382,967
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 929,587
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,758,648
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 1,896,188
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 2,899,182
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,425,239
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,795,028
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,015,538
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 432,956
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 713,978
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 253,689
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 606,891
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 2,930,471
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,084,909
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 997,092
Industrial Development Authority of the County of Pima (The) ,
b
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 1,700,000 1,700,902
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 966,244
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,249,320
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 7,948,073
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,287,284
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,317,307
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 985,220
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 906,537
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 95,398
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,007
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 81,688
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 112,812
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 102,828
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 360,254
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 275,656
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 438,471
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,417,802
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 8,706,307
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,155,560
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 6,997,433
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 955,881
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,247,778
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,160,737
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,251,981
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,771,246
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 3,834,536
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,100,876

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... $ 3,325,000 $ 3,012,722
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 11,695,855
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,409,958
c
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,317,182
c
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,062,654
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 7,949,857
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,015,751
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,509,814
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,115,246
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,007,056
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,024,929
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,743,876
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,878,900
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,566,633
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,036,794
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,124,282
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,361,297
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,887,725
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 10,000,000 10,433,966
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,523,278
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,175,488
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/43 ...................... 1,025,000 1,050,851
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ............... 10,000,000 10,008,444
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,038,742
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,065,852
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,042,005
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,215,137
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,540,805
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/49 ........................................ 4,000,000 3,478,124
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/54 ........................................ 4,000,000 3,387,999
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,764,774
599,066,200
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 521,815

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... $ 6,465,000 $ 5,321,550
5,843,365
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,666,826
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,414,161
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,590,773
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,590,773
b,d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 3,275,000 2,333,880
5,515,426
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,802,831
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,418,962
4,221,793
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,485,104
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,479,316
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,411,187
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 2,961,334
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,474,630
7,326,467
U.S. Territories 1.6%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 455,375
Puerto Rico 1.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,654,394
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,419,482

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 4,906,000 $ 4,609,460
9,683,336
Total U.S. Territories .................................................................... 10,138,711
Total Municipal Bonds (Cost $ 680,284,121 ) .....................................
637,678,053
a a a a
a
Total Investments (Cost $ 680,284,121 ) 97.5% ...................................
$637,678,053
Other Assets, less Liabilities 2.5% .............................................
16,685,319
Net Assets 100.0% ...........................................................
$654,363,372
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $26,780,440, representing 4.1% of net assets.
c
The maturity date shown represents the mandatory put date.
d
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,403,771
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,403,771
Municipal Bonds 98.4%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,673,489
Colorado 92.0%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,050,917
c
Adams & Arapahoe Joint School District 28J Aurora , GO , 2025 , 5.5% , 12/01/47 ..... 3,000,000 3,257,475
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 606,639
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,400,340
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35 3,000,000 3,006,738
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 ....... 5,000,000 5,048,915
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,132,775
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,460,680
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,394,341
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,801,820
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,261,569
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,067,798
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,437,854
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 4,682,038
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,057,598
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,535,469
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,215,143
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,585,889
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,703,908
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,019,151
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,101,148
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,169,488
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,050,656
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,208,919
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,023,562
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,427,144
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,407,530
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 4,924,947
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,051,511
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,046,477
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,106,994
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,026,746
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 1,921,353
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,636,467

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. $ 2,665,000 $ 2,671,174
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,049,138
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,547,257
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,234,202
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... 13,500,000 13,655,876
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,807,670
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,349,937
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AGMC Insured , 5.5% , 12/01/54 ......................... 1,000,000 1,046,509
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 3,006,220
Revenue, Senior Lien , 2025 A , AGMC Insured , 5.25% , 12/01/54 ............... 3,490,000 3,559,880
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,284,428
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 401,014
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 129,913
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 291,415
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 411,518
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,096,839
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,331,901
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,023,945
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 70,000 69,681
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 275,219
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,058,765
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,190,929
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 700,439
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,623,976
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 325,000 261,057
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 749,046
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,614,250
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 4,949,266
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 694,932
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,970,037
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 382,492
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,083,423
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 1,974,145
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,810,905
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,178,430
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,542,499
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 818,783
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 669,265
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 783,881
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 671,330
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 1,927,889
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,699,397
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,245,391
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,195,625
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,049,018
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,025,731

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 $ 9,990,000 $ 8,257,773
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,022,714
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,030,577
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,150,000
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,857,907
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,588,641
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 1,009,007
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,544,966
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,472,135
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,106,924
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,444,792
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 7,816,115
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,574,885
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 1,993,274
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 973,763
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,518,706
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 783,619
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 736,655
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,069,904
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AGMC Insured , 5% , 12/01/54 ................................ 750,000 745,668
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,025,264
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,162,768
Denver City & County School District No. 1 ,
GO , 2017 , 5% , 12/01/41 ............................................. 5,000,000 5,059,764
GO , 2025 C , 5.5% , 12/01/49 ......................................... 5,000,000 5,356,932
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,641,028
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,098,734
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,265,051
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,054,248
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,385,372
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,347,224
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 991,718
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,060,639
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 274,119
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................ 1,360,000 1,371,342
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... 1,000,000 969,180
Revenue , 2019 A , 4% , 11/15/39 ....................................... 1,200,000 1,158,904
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 . 1,200,000 1,012,916

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. $ 550,000 $ 507,039
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,482,715
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . 1,350,000 1,355,948
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,351,645
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,511,154
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AGMC Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,252,150
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 865,912
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,716,101
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,385,494
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 ....... 2,000,000 1,832,401
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,096,731
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,124,238
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,003,677
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,413,322
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 8,500,000 8,516,607
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,870,013
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 922,712
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,402,579
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,582,386
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 535,000 432,615
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,029,381
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 471,516
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 661,440
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 11,565,849
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 546,106
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,721,514
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 667,221
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,066,956
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,073,652
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 904,261
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,432,865
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,219,922
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,382,084
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,478,920
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,716,177
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,141,211
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 427,363
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,064,820
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,533,639
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 .................. 2,000,000 1,791,990

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/01/54 ............................................ $ 2,000,000 $ 1,712,895
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,608,551
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 2,000,000 1,780,772
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 898,840
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AGMC Insured , 4.5% ,
12/01/53 ........................................................ 750,000 672,796
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,845,746
440,919,790
Florida 2.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,501,854
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 521,815
b,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 4,925,000 4,053,927
b ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 3,215,000 2,896,715
10,974,311
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,945,405
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ........... 900,000 768,301
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,172,148
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,172,148
b,d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 2,100,000 1,660,432
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 597,776
4,602,504
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,759,245
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,155,081
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,090,022
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,129,826
3,219,848
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 619,899

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 1,500,000 $ 1,436,577
2,056,476
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,185,209
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 972,535
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 704,667
2,862,411
Total U.S. Territories .................................................................... 4,918,887
Total Municipal Bonds (Cost $ 502,977,224 ) .....................................
471,936,861
Total Long Term Investments (Cost $ 504,377,224 ) ...............................
473,340,632
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Colorado 0.6%
f
Colorado Health Facilities Authority ,
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
3% , 5/15/64 .................................................... 2,600,000 2,600,000
Intermountain Healthcare Obligated Group , Revenue , 2024 E , SPA TD Bank NA ,
Daily VRDN and Put , 3% , 5/15/64 .................................... 200,000 200,000
2,800,000
Total Municipal Bonds (Cost $ 2,800,000 ) .......................................
2,800,000
Total Short Term Investments (Cost $ 2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $ 507,177,224 ) 99.3% ...................................
$476,140,632
Other Assets, less Liabilities 0.7% .............................................
3,271,800
Net Assets 100.0% ...........................................................
$479,412,432
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $30,435,075, representing 6.3% of net assets.
c
Security purchased on a when-issued basis.
d
The rate shown represents the yield at period end.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.8%
Connecticut 90.5%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 $ 333,383
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 488,513
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 568,055
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 .................. 1,000,000 1,019,794
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ...................... 2,000,000 1,780,147
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,001,022
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 518,401
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,864,924
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,420,178
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 746,721
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 765,672
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 869,246
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 304,983
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 360,014
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 795,957
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,450,425
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,469,870
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 3,871,688
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 8,858,766
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,278,938
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 630,915
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 951,145
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 947,015
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,727,744
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,046,966
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,395,289
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 577,233
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,040,532
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,479,954
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,670,172
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 4,951,016
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,223,288
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,040,825
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,756,369
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,761,927
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,297,530
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 539,178
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 517,143
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 517,319
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 420,000 433,083
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 514,649
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,425,000 1,273,808
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,147,018
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,445,000 1,842,416
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... 500,000 492,260
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,109,280
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 545,490
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 324,274
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,029,413

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
South Central Connecticut Regional Water Authority, (continued)
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... $ 1,720,000 $ 1,738,437
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,168,269
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 583,533
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,245,938
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,017,665
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,029,827
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,794,903
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,069,745
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,557,982
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 1,988,486
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,305,621
Bradley International Airport CFC , Revenue , 2019 A , AGMC Insured , 5% , 7/01/49 . 1,400,000 1,370,161
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,100
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,023,028
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 465,658
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 222,787
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 265,913
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 245,840
Town of Stratford , GO , 2017 , AGMC Insured , 5% , 7/01/33 ..................... 1,000,000 1,001,198
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 ..................... 1,000,000 1,018,109
130,664,148
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 326,135
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 1,325,000 1,090,650
1,416,785
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 506,616
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................ 1,000,000 877,557
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 418,625
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 418,624
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 750,000 593,011
1,430,260
Texas 0.3%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 450,806
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 412,529
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 311,435

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 800,000 $ 466,811
778,246
U.S. Territories 1.3%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36
365,000 382,907
Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,409,333
Total U.S. Territories .................................................................... 1,792,240
Total Municipal Bonds (Cost $ 150,885,700 ) .....................................
138,329,187
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
Connecticut 1.6%
c
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2010 A-4-1 , Daily VRDN and Put , 2.8% , 7/01/49 ........................... 2,300,000 2,300,000
Total Municipal Bonds (Cost $ 2,300,000 ) .......................................
2,300,000
Total Short Term Investments (Cost $ 2,300,000 ) .................................
2,300,000
a
Total Investments (Cost $ 153,185,700 ) 97.4% ...................................
$140,629,187
Other Assets, less Liabilities 2.6% .............................................
3,790,376
Net Assets 100.0% ...........................................................
$144,419,563
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $4,576,618, representing 3.2% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Municipal Green Bond ETF ..................................... 1,030,000 $ 23,664,353
Total Management Investment Companies (Cost $ 27,907,125 ) ....................
23,664,353
Principal
Amount
a a a a
Municipal Bonds 96.1%
Alabama 6.1%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,219,746
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,268,741
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 14,827,348
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,160,565
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 524,843
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 514,036
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 454,780
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 5,000,000 5,454,106
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,154,547
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,502,917
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,411,266
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,151,586
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,966,648
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,046,144
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,918,049
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,018,992
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,129,189
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,349,244
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,838,233
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/01/28 .......................... 5,250,000 5,386,955
Revenue , 2022 B-2 , Mandatory Put , 4.678% , 8/01/28 ....................... 15,000,000 15,250,829
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 9,700,000 10,015,678
123,564,442
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,713,359
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,281,568
2,994,927
Arizona 3.9%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 626,033
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 655,873
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,037,014

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... $ 1,115,000 $ 1,144,815
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,278,939
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,069,252
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,035,383
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 553,216
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,332,302
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,239
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 61,922
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 62,333
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 67,809
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 73,200
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 161,906
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 171,980
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 161,742
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 186,834
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 196,745
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 996,400
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,338,912
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,701,590
Airport , Revenue, Senior Lien , 2023 , Refunding , 5% , 7/01/32 ................. 4,250,000 4,569,191
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,467,669
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,594,517
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,507,509
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 455,373
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 560,779
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 1,600,000 1,600,849
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,014,682
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 890,617
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,044,544
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,042,528
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 831,683
79,550,380
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,736,277
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,689,370
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,264,915
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,005,517

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ $ 1,000,000 $ 1,000,908
11,696,987
California 7.3%
Bay Area Toll Authority , Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............. 7,000,000 7,046,868
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A ,
AGMC Insured , 4% , 7/01/54 .......................................... 4,900,000 4,444,047
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 4,943,640
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,392,919
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,785,000 5,888,953
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,182,633
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.536% , 2/20/41 ............................ 10,000,000 8,460,059
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,138,461
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,477,517
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 15,607,410
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,629,064
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,023,185
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 5,440,000 4,468,019
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,000,000 4,078,653
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,842,248
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 3,650,000 3,290,295
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,373,327
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,719,945
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,043,367
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,154,901
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,093,746
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.51% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,889,353
148,188,610
Colorado 4.5%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,713,942
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 791,140
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,050,561
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,148,056
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,636,310
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,171,088
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,058,932

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 $ 11,635,000 $ 11,974,322
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,032,679
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,570,760
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 8,195,000 8,074,140
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,083,954
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 10,854,316
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,590,958
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,012,010
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 10,385,000 11,034,374
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 4,200,000 4,906,724
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,000,078
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,377,211
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,017,763
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,322,498
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 472,986
90,894,802
Connecticut 1.4%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,794,657
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,742,697
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,410,385
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,175,975
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 246,237
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,635,858
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 257,907
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,523,817
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,516,387
University of Connecticut , Revenue , 2016 A , 5% , 3/15/31 ..................... 5,025,000 5,086,298
28,390,218
Florida 8.2%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,442,433
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AGMC Insured , 5.25% , 5/01/44 ............................... 1,400,000 1,425,849
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,308,242
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 4,515,642
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,567,954
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 728,321
c,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 17,400,000 14,322,502
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 598,922
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 238,330
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ...... 5,520,000 5,678,975
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 ............. 1,500,000 1,569,553

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... $ 1,650,000 $ 1,512,141
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,218,653
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,505,130
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,639,329
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,006,674
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 662,910
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 464,625
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,018,037
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 848,679
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 454,322
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 722,336
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 975,005
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AGMC Insured , 5% , 7/01/44 ................................. 20,000,000 19,589,312
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,134,330
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 10,918,247
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,156,871
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 240,000 240,912
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 253,237
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 625,434
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 175,838
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 280,503
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 223,797
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 230,055
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 230,919
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 472,440
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 215,000 216,158
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 , 5.3% ,
5/01/44 ......................................................... 485,000 474,504
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,764,378
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 9,914,299
b,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Mandatory Put ,
5% , 5/01/33 ...................................................... 6,965,000 6,277,206
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,059,087

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... $ 1,000,000 $ 1,018,399
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,917,753
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 ................. 1,755,000 1,818,071
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 824,269
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 802,606
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 1,954,333
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 463,933
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,666,460
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,855,000
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 7,943,326
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,048,125
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 597,785
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,865,014
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 974,211
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 935,466
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 850,156
166,196,998
Georgia 4.2%
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 912,016
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 569,022
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 451,210
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 861,407
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,379,201
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 253,338
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 251,784
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 275,729
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 273,858
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 270,914
DeKalb County Housing Authority , HADC Avenues LLC , Revenue , 2024 , Refunding ,
4.125% , 12/01/34 .................................................. 2,500,000 2,417,562
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,785,000
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,385,000
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,805,000
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,266,612
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,161,462
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,055,740
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,024,149
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,006,682
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 9,919,338
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,531,996

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
b
Main Street Natural Gas, Inc., (continued)
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... $ 12,000,000 $ 11,929,145
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,038,472
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,049,400
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 628,657
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 522,896
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,043,191
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 519,237
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 497,579
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 723,683
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 773,922
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,075,656
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 718,619
85,377,477
Hawaii 0.2%
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,360,616
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 870,517
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 840,209
1,710,726
Illinois 7.2%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,875,788
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... 5,345,000 5,377,937
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,589,197
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,167,047
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,090,404
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,492,544
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ........... 6,000,000 5,651,200
City of Chicago ,
e
GO , 1999 , NATL Insured , 4.01%, 1/01/31 ................................ 4,000,000 3,211,337
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 9,877,413
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 6,887,992
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,072,985
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 4,635,781
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,300,456
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 5,852,992
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,008,361
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,215,964
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 11,338,587
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 415,222 120,414
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 428,867 124,372
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 510,742 148,115
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 426,918 123,806
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,000
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,788,218

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ $ 5,000,000 $ 5,012,767
e
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
4.53%, 12/15/37 ................................................... 13,045,000 7,482,729
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 362,150
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,847,754
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,317,332
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 7,700,593
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 1,990,422
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,715,026
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,668,071
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 3,926,724
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,277,979
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 4,931,172
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 ....................... 2,750,000 2,617,657
144,301,286
Indiana 1.6%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 687,594
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 875,472
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,632,429
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,053,095
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,133,591
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,215,176
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,306,041
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,396,801
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 753,663
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 971,069
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 6,795,000 7,036,557
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 14,000,000 13,857,103
31,918,591
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 684,199
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 652,084
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 345,955
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.581% , 5/15/26 ..................................... 3,250,000 3,144,847
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,798,726
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,914,803
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,031,647
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,135,637
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,234,872
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,301,998
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,560,582
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,676,620

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 .. $ 150,000 $ 150,000
22,631,970
Kentucky 2.2%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,379,026
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,436,259
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,489,595
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,033,880
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,028,010
Kentucky Municipal Energy Agency , Revenue , 2025 , AGMC Insured , 5% , 1/01/55 ... 14,000,000 14,176,611
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,578,686
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,555,032
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,653,160
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,030,026
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , BAM Insured , 5% , 5/01/32 ................................... 2,000,000 2,097,903
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,630,767
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,613,435
44,702,390
Louisiana 3.2%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,314,863
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 1,997,946
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 ....... 6,000,000 5,996,902
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,525,719
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,717,298
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,130,000 7,792,777
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 5,760,041 5,700,770
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,207,625
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 5,650,000 5,742,244
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,178
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,089
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,267
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,028,266
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,053,467
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,308,306
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,786,373
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,788,491
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,039,344
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,242,280
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,028,528
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,531,847

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Port New Orleans Board of Commissioners, (continued)
Revenue , 2020 E , 5% , 4/01/37 ........................................ $ 1,065,000 $ 1,088,225
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,018,482
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,791,533
64,731,820
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,054,226
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 995,021
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,127,885
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,591,198
5,768,330
Maryland 3.2%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,027,691
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,013,550
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,135,495
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,314,479
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,040,741
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,794,136
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,842,899
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,356,551
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,829,655
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,856,181
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,091,950
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,510,561
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 390,379
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 272,152
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,814,356
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,640,444
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,025,841
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,382,021
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,905,674
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,531,984
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,595,626
65,372,366
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,511,487
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,009,190
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 897,110
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,147,286
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,019,127
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 480,946
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 557,508
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 .... 13,920,000 14,472,279

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ $ 5,000,000 $ 5,199,528
37,294,461
Michigan 1.6%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 5,000,000 5,039,331
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 ................. 4,645,000 4,893,952
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,891,595
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,042,503
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,345,264
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,100,000 5,196,913
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,793,509
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,150,488
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 140,426
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 2,871,463
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,690,718
33,056,162
Mississippi 0.3%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,745,000 1,708,064
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 4,931,172
6,639,236
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,479,217
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,131,206
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,756,165
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,175,376
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,575,542
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,168,392
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 1,948,697
27,234,595
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,158,519
New Hampshire 0.3%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,492,474 1,316,484
Roseville Sustainable Energy Partner LLC , Revenue , 2024 D , 6.129% , 7/01/38 ... 4,080,000 4,022,718
5,339,202
New Jersey 1.7%
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2019 LLL , 5% , 6/15/39 ...................... 1,000,000 1,018,780
State of New Jersey , Revenue , 2022 A , 5% , 11/01/39 ....................... 16,000,000 16,576,414
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,055,315

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... $ 900,000 $ 926,336
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,108,463
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,310,000 2,189,929
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,075,000 1,022,649
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,054,146
33,952,032
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 474,952
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 722,912
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,219,113
12,416,977
New York 3.9%
g
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... 1,230,000 1,278,790
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 411,999
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 505,239
City of New York ,
GO , 2017 A-1 , 5% , 8/01/29 .......................................... 10,000,000 10,202,741
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,669,342
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 4,939,901
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,434,284
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,294,100
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,316,183
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,195,408
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,934,706
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,386,125
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 3% , 3/01/36 ................................. 2,500,000 2,252,315
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2025 BB , 5.25% , 6/15/55 ............................................ 15,000,000 15,613,093
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2020 C ,
4% , 5/01/37 ...................................................... 1,400,000 1,381,926
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,149,642
New York State Dormitory Authority , State of New York Personal Income Tax , Revenue ,
2018 A , Pre-Refunded , 5% , 3/15/32 .................................... 5,000 5,314
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,643,692
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . 2,500,000 2,589,642
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,102,719
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,646,926
78,954,087
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,000
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 462,481
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 515,981

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina State Education Assistance Authority, (continued)
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. $ 350,000 $ 365,669
1,469,131
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,666,987
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,674,230
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,045,279
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,308,888
6,695,384
Ohio 1.7%
Columbus Metropolitan Housing Authority , Revenue , 2024 , 4% , 12/01/34 .......... 5,500,000 5,411,292
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,088,618
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,104,435
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,866,034
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AGMC
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 11,242,690
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 858,005
33,571,074
Oregon 1.3%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 3,836,793
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,288,045
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,354,070
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 426,391
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 152,187
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 337,683
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 627,162
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 283,782
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,546,900
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. 3,780,000 3,931,452
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................ 5,620,000 5,653,799
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,429,327
25,867,591
Pennsylvania 3.2%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,063,483
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,056,847
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,176,681
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,040,833

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. $ 600,000 $ 622,467
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 626,989
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 735,475
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 713,925
City of Philadelphia , Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% ,
9/01/54 ......................................................... 8,000,000 8,288,388
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,839,506
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,517,461
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,310,762
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,145,892
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,510,868
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,870,454
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,488,789
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,162,645
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,868,527
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 ................. 4,000,000 4,157,768
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 296,333
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,061,522
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,145,600
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,089,975
63,791,190
Rhode Island 0.1%
State of Rhode Island , GO , 2019 C , 4% , 1/15/34 ............................ 1,520,000 1,538,856
South Carolina 3.9%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 874,009
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 28,964,312
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,400,000 5,358,392
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,680,520
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,195,641
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 4,662,924
c,e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 11,000,000 8,697,498
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,146,627
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/54 ............. 3,400,000 3,507,912
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,181,912
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,548,167
Revenue , 2025 A , 5% , 12/01/55 ....................................... 1,750,000 1,732,852
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 3,300,000 3,289,834
77,840,600

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... $ 3,330,000 $ 3,168,953
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,219,382
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,048,595
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,507,144
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 850,648
11,794,722
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,636,394
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 22,959,312
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,234,028
33,829,734
Texas 6.7%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 220,148
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 418,779
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 893,865
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,146,800
Central Texas Turnpike System , Revenue, Second Tier , 2024 C , Refunding , 5% ,
8/15/31 ......................................................... 2,000,000 2,191,464
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 334,613
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,556,037
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,589,690
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,033,982
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 997,301
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 985,680
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 722,000 701,044
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,316,173
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,522,947
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,282,209
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 9,681,673
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Third
Lien , 2021 C , 5% , 10/01/31 .......................................... 60,000 65,421
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,605,341
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,598,515
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,471,249
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 824,727
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 771,203
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 463,430
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 615,833
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 664,266
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 599,316

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Ector County Hospital District, (continued)
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... $ 700,000 $ 635,902
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 3,755,012
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 939,517
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 725,000 676,317
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 140,265
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 136,197
GO , 2024 , AGMC Insured , 4% , 9/01/39 ................................. 935,000 889,622
GO , 2024 , AGMC Insured , 4.25% , 9/01/43 ............................... 715,000 662,693
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 174,638
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 210,335
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 230,838
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 889,628
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,495,164
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,870,189 2,814,776
Lower Colorado River Authority , Revenue , 2022 , Refunding , AGMC Insured , 4% ,
5/15/40 ......................................................... 5,000,000 4,700,306
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,034,856
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,000,264
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 571,843
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,108,723
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,695,435
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,027,991
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,465,718
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,611,467
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 249,052
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 275,612
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 252,000 263,913
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 471,975
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 467,040
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 997,611
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,072,280
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 262,790
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 261,849
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 278,629
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 285,775
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 286,972
134,592,711
Utah 0.1%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ... 3,000,000 2,602,252

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... $ 400,000 $ 381,327
2,983,579
Virginia 0.9%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,698,905
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,465,765
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 1,965,979
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,100,155
17,230,804
Washington 3.0%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,998,059
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,328,724
Energy Northwest , Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% ,
7/01/35 ......................................................... 7,000,000 7,369,960
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 8,789,116
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 2,000,000 1,861,433
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,396,310
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 1,939,058
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,402,410
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,233,612
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,721,410
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,341,033
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,033,787
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,027,962
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,021,761
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 388,469
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,021,800
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,964,532
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,279,278
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,621,471
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,573,856 6,103,799
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 890,880
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,223,323
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,145,975
61,104,162
Wisconsin 4.2%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,286,076

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... $ 600,000 $ 574,650
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,431,394
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 285,334
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 199,542
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 198,384
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,554,527
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,097,780
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,925,000 6,094,440
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,697,235
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,222,753
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 1,003,082
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 764,025
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,014,805
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,033,081
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 846,393
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 194,906
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 249,747
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 318,764
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 262,954
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 601,987
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,000,961
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 598,574
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 592,006
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 11,500,000 12,047,842
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 372,426
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 386,248
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 398,122
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,341,453
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,403,348
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,021,517
85,094,356
U.S. Territories 1.0%
District of Columbia 0.9%
Washington Metropolitan Area Transit Authority ,
Revenue , 2017 A-1 , Refunding , 5% , 7/01/30 ............................. 5,185,000 5,366,434

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. $ 505,000 $ 449,439
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/59 ................. 14,495,000 12,945,958
18,761,831
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 460,773
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 574,022
1,034,795
Total U.S. Territories .................................................................... 19,796,626
Total Municipal Bonds (Cost $ 1,994,722,932 ) ...................................
1,939,598,727
Total Long Term Investments (Cost $ 2,022,630,057 ) .............................
1,963,263,080
a
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
Arizona 0.2%
h
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3% , 2/01/48 ............ 1,100,000 1,100,000
h
Industrial Development Authority of the City of Phoenix Arizona (The) , Mayo Clinic
Arizona , Revenue , 2014 B , SPA Northern Trust Co. (The) , Daily VRDN and Put ,
2.85% , 11/15/52 ................................................... 1,600,000 1,600,000
2,700,000
California 0.2%
h
Los Angeles Department of Water & Power , Power System , Revenue , 2023 C-1 , SPA
TD Bank NA , Daily VRDN and Put , 3.1% , 7/01/57 ......................... 5,300,000 5,300,000
Georgia 0.3%
h
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.05% , 4/01/47 ............... 5,500,000 5,500,000
Kentucky 0.0%
†
h
City of Berea , Berea College , Revenue , 2002 A , Daily VRDN and Put , 3% , 6/01/32 ..
700,000 700,000
Missouri 0.8%
h
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.05% , 6/01/44 ........ 16,400,000 16,400,000
New York 0.1%
h
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3% , 6/15/33 ..................... 1,400,000 1,400,000
Oregon 0.0%
†
h
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. 800,000 800,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.0%
†
h
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.85% ,
6/01/35 ......................................................... $ 300,000 $ 300,000
Total Municipal Bonds (Cost $ 33,100,000 ) ......................................
33,100,000
Total Short Term Investments (Cost $ 33,100,000 ) ................................
33,100,000
a
Total Investments (Cost $ 2,055,730,057 ) 98.9% ..................................
$1,996,363,080
Other Assets, less Liabilities 1.1% .............................................
22,004,372
Net Assets 100.0% ...........................................................
$2,018,367,452
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $217,499,472, representing 10.8% of net assets.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security purchased on a when-issued basis.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Federal Limited-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 3.0%
Capital Markets 3.0%
a
Franklin Municipal Green Bond ETF ..................................... 1,160,000 $ 26,651,116
Total Management Investment Companies (Cost $ 29,435,600 ) ....................
26,651,116
Principal
Amount
a a a a
Corporate Bonds 0.1%
Electric Utilities 0.1%
b ,c
AES Puerto Rico LP , 144A, 12.5% , 3/04/26 ................................ $ 539,723 539,723
Total Corporate Bonds (Cost $ 533,041 ) ........................................
539,723
Senior Floating Rate Interests 2.9%
Real Estate Management & Development 2.9%
d
Baytown Leased Housing Associates II LP, First Lien, Project CME Term Loan , 6.575% ,
( 1-month SOFR + 2.251% ), 8/01/40 .................................... 25,110,000 25,139,708
Total Senior Floating Rate Interests (Cost $ 25,110,000 ) ..........................
25,139,708
Municipal Bonds 89.9%
Alabama 6.8%
e
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,000,837
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 4,990,028
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,125,569
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,590,963
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.738% , 2/01/29 .............. 5,000,000 5,098,433
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,109,021
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,401,413
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,727,053
e
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,577,273
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,793,369
e
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,992,320
e
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... 1,575,000 1,626,257
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,048,154
60,080,690
Arizona 1.4%
Arizona Industrial Development Authority , Equitable School Revolving Fund LLC
Obligated Group , Revenue , 2020 A , 4% , 11/01/25 ......................... 1,000,000 1,002,880
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 8,345,000 8,551,739
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,328,465
11,883,084
Arkansas 0.2%
Arkansas Development Finance Authority ,
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 749,351
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 823,791
1,573,142

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 5.8%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... $ 535,000 $ 535,323
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 852,739
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 327,142
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 404,512
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 379,303
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 476,106
e
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,396,631
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,425,884
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,252,222
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,016,379
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 890,000 730,981
f
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.524% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,194,744
Los Angeles Department of Water & Power ,
Power System , Revenue , 2020 A , Refunding , 5% , 7/01/25 ................... 16,180,000 16,195,879
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/28 ................... 4,000,000 4,150,147
51,337,992
Colorado 2.1%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 958,196
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,704,493
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,256,295
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 4,460,000 4,738,884
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 5% , 7/15/25 ............................................. 1,165,000 1,166,673
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 2,899,237
18,723,778
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority , Stamford Hospital
Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ................. 170,000 170,121
Delaware 0.6%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,923,719
Florida 4.6%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 492,282
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 223,515
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... 4,650,000 4,810,252
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 301,831
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 370,000 370,381
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 107,419
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 342,915

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... $ 1,000,000 $ 1,006,153
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,938,969
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 10,823,054
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,805,390
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 1,985,901
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 403,046
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 219,779
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 240,862
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 716,098
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 ,
4.625% , 5/01/31 ................................................... 130,000 131,001
c,e
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,987,363
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,001,834
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 99,093
c,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,383,128
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 200,000 202,955
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 219,536
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 300,000 300,479
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 335,680
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 183,371
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/26 ..................................... 220,000 217,537
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 480,272
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 164,907
c,e
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 995,077
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 161,779
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 161,201
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 740,000 734,328
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 240,000 233,310
40,780,698
Georgia 4.6%
City of Atlanta ,
Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ............. 1,500,000 1,502,236
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/25 .................... 550,000 550,820
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 306,742
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 228,237

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
e
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... $ 3,000,000 $ 3,010,723
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,762,837
e
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,908,726
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,510,271
e
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,249,239
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,463,702
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,911,431
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,156,420
Private Colleges & Universities Authority , Mercer University , Revenue , 2021 ,
Refunding , 5% , 10/01/25 ............................................ 425,000 427,291
39,988,675
Hawaii 1.4%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,460,823
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,940,925
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,735,442
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,475,544
12,612,734
Illinois 3.8%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 504,930
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 565,713
City of Chicago ,
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,191,097
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,038,027
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,377,590
City of Moline , GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ................. 925,000 911,356
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 908,315
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 522,518
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,062,455
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,074,928
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 344,091
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 410,445
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 414,849
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 1,095,561 317,713
e
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.231% , 9/01/25 ................................................. 3,570,000 3,566,525
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,123
Sangamon County School District No. 186 Springfield , GO , 2020 C , AGMC Insured ,
5% , 6/01/36 ...................................................... 1,485,000 1,560,957
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 250,000 250,402
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 767,293
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,063,772
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,229,078
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 391,288
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 649,686

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO , 2019 B , 5% , 11/01/30 ........................................... $ 375,000 $ 396,004
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,523,363
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,001,326
33,633,844
Indiana 1.8%
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 995,030
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... 785,000 814,811
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... 875,000 911,378
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 958,949
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,006,049
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,054,782
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 553,346
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,472,263
e
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 4,981,932
15,748,540
Iowa 1.9%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,020,560
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,233,194
Iowa Finance Authority ,
e
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.581% , 5/15/26 ..................................... 1,500,000 1,451,468
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 640,000 672,935
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,434,979
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,138,715
16,951,851
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,640,989
Kentucky 4.3%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,230,747
e
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,516,226
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,155,593
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,216,145
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,276,306
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,330,187
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,156,119
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,313,371
e
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.101% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 14,053,300
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,325,869
37,573,863

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 2.2%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... $ 450,000 $ 457,767
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 621,215
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 577,430
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/25 ........................................................ 2,400,000 2,418,469
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,508,569 1,519,154
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,509,381
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 251,008
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 B , Refunding , 5% ,
5/15/30 ........................................................ 4,000,000 4,273,855
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 4,901,940
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.531% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,875,000 2,868,234
19,398,453
Maryland 2.1%
City of Cumberland , GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 .......... 455,000 455,000
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,087,853
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,220,271
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ...................... 30,000 30,751
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,040,364
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,236,293
18,070,532
Massachusetts 1.3%
e
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 996,301
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,005,042
11,001,343
Michigan 1.9%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. 950,000 974,892
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,314,098
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,122,287
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,045,336
e
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,549,119
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,047,942
17,053,674
Minnesota 1.8%
e
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,504,185

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... $ 1,000,000 $ 1,023,864
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,043,134
e
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.901% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 7,981,286
15,552,469
Mississippi 0.3%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,402,852
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,015,316
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 407,158
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 669,893
6,092,367
Nevada 0.7%
e
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,571,721
Las Vegas Valley Water District , GO , 2020 D , Refunding , 5% , 6/01/25 ............ 2,750,000 2,750,000
6,321,721
New Hampshire 0.1%
f
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 994,983 877,656
New Jersey 8.2%
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 4,000,000 4,037,263
County of Atlantic , GO , 2020 , 0.375% , 6/01/25 ............................. 1,800,000 1,800,000
County of Morris , GO , 2021 , 2% , 2/01/26 ................................. 4,215,000 4,169,793
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28 20,560,000 21,578,691
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 1,000,000 1,015,787
Jersey City Redevelopment Agency , Revenue , 2024 A , Refunding , 4.5% , 12/11/25 .. 3,500,000 3,518,459
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,285,886
e
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,535,588
State of New Jersey , Revenue , 2022 A , 5% , 11/01/25 ....................... 1,000,000 1,007,530
h
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 3.35%, 12/15/26 ....... 10,000,000 9,504,636
State of New Jersey , Revenue , 2006 C , BHAC Insured , 3.28%, 12/15/27 ........ 11,110,000 10,235,065
State of New Jersey , GO , 3% , 6/01/25 .................................... 2,000,000 2,000,000
71,688,698
New Mexico 3.1%
e
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,077,339
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,029,259
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,030,354
e
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,691,551

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico (continued)
e ,i
New Mexico Mortgage Finance Authority , JLG NM SAF 2023 LLLP , Revenue , 2023 ,
Mandatory Put , 3.73% , 12/01/25 ...................................... $ 4,100,000 $ 4,101,127
26,929,630
New York 5.4%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 .................. 4,205,000 4,260,532
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 . 3,980,000 4,009,806
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/26 ........................ 3,000,000 3,058,277
Future Tax Secured , Revenue , 2025 F-1 , Refunding , 5% , 11/01/33 ............. 2,000,000 2,242,382
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 716,547
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,957,539
e
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,991,400
e
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 2,825,000 2,766,461
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,000,700
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,194,659
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 502,698
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,216,303
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,624,700
47,542,004
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,003,107
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 862,614
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,085,453
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,575,066
6,526,240
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,390,326
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,742,566
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,751,156
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 390,140
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 410,992
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 492,254
7,177,434
Ohio 2.5%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,434,561
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,032,389
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... 3,500,000 3,477,226
e
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,558,690
Ohio Housing Finance Agency ,
c
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,701,839
e
At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% , 5/01/28 ................. 1,200,000 1,206,746
c
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,007,022

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... $ 580,000 $ 583,132
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 864,776
21,866,381
Oregon 1.5%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 849,846
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 .................. 2,000,000 2,001,370
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................ 2,785,000 2,793,570
State of Oregon Housing & Community Services Department ,
e
Hollywood Hub LP , Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ............. 5,000,000 5,046,204
c
Union at Pacific Highway LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ......... 2,270,000 2,281,107
12,972,097
Pennsylvania 3.6%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,473,541
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36 1,000,000 1,079,051
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 503,715
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 605,441
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,294,561
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,948,471
e
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,062,799
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,274,856
e
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/30 8,200,000 8,531,557
e
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,845,209
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 501,539
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 614,543
31,735,283
Rhode Island 0.1%
City of Providence , GO , 2021 A , Refunding , 5% , 1/15/26 ...................... 500,000 504,911
South Carolina 1.4%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 320,000 309,731
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,723,231
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 694,541
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 549,956
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 532,084
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 592,017
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 735,088
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,127,946
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 798,126
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 1,500,000 1,495,379
12,558,099

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 3.5%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. $ 6,670,000 $ 7,410,523
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,399,364
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 351,899
e
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 14,911,786
31,073,572
Texas 4.5%
e
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 8,500,000 8,541,387
h
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
3.29%, 8/15/27 ................................................... 3,280,000 3,051,606
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 190,000 188,435
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,031,362
City of Pflugerville ,
GO , 2025 , 5% , 8/01/25 ............................................. 2,985,000 2,995,577
GO , 2025 , 5% , 8/01/26 ............................................. 1,685,000 1,723,309
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27 10,415,000 10,550,830
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 143,816
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 144,273
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 144,815
GO , 2024 , AGMC Insured , 5% , 9/01/29 ................................. 385,000 399,752
GO , 2024 , AGMC Insured , 5% , 9/01/33 ................................. 470,000 495,456
e
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,284,992
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,496,378
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 113,490
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 608,931
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 263,389
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 266,156
39,443,954
Virgin Islands 0.2%
j
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 815,870
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 640,000 663,061
1,478,931
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 180,970
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,755,326
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 228,652
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 231,740
2,396,688
Washington 1.3%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,790,030

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. $ 1,150,000 $ 1,162,131
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,552,635
Vancouver Housing Authority ,
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,666,085
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,490,204
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,076,825
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 301,219
c
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 533,094
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 801,522
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,071,676
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 410,000 422,869
11,868,290
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 982,761
Wisconsin 1.2%
Public Finance Authority ,
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,103
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,535,000 2,607,494
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 284,775
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 299,610
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .. 5,000,000 5,271,489
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 344,136
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 358,297
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 840,000 831,628
10,146,532
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 557,118
U.S. Territories 0.8%
District of Columbia 0.7%
e
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,464,298
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 195,170

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. $ 450,000 $ 460,773
655,943
Total U.S. Territories .................................................................... 7,120,241
Total Municipal Bonds (Cost $ 793,929,930 ) .....................................
788,963,651
Total Long Term Investments (Cost $ 849,008,571 ) ...............................
841,294,198
a
a a a a
Short Term Investments 3.9%
Municipal Bonds 3.9%
California 0.7%
k
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-3 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.1% , 7/01/35 ....................................... 2,500,000 2,500,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.15% , 7/01/35 ...................................... 3,200,000 3,200,000
5,700,000
Colorado 0.0%
†
k
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3% , 12/01/52 200,000 200,000
Georgia 0.9%
k
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.05% , 4/01/47 ............... 7,500,000 7,500,000
Kentucky 0.0%
†
k
City of Berea , Berea College , Revenue , 2002 A , Daily VRDN and Put , 3% , 6/01/32 ..
150,000 150,000
Minnesota 0.1%
k
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.7% , 11/15/64 ............................................. 800,000 800,000
Missouri 2.0%
k
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.05% ,
6/01/44 ........................................................ 12,800,000 12,800,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 2.8% , 3/01/40 ............................................... 4,500,000 4,500,000
17,300,000
Ohio 0.2%
k
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.1% , 8/15/51 ........... 2,200,000 2,200,000
Total Municipal Bonds (Cost $ 33,850,000 ) ......................................
33,850,000
Total Short Term Investments (Cost $ 33,850,000 ) ................................
33,850,000
a
Total Investments (Cost $ 882,858,571 ) 99.8% ...................................
$875,144,198
Other Assets, less Liabilities 0.2% .............................................
2,158,597
Net Assets 100.0% ...........................................................
$877,302,795

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $61,020,263, representing 7.0% of net assets.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The rate shown represents the yield at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Security purchased on a when-issued basis.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 902,424
Total Corporate Bonds (Cost $900,000) ........................................
902,424
Municipal Bonds 96.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,087,768
Florida 2.5%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,211,698
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 489,201
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 2,950,000 2,428,240
b,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 2,030,000 1,829,030
6,958,169
Georgia 88.5%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 4,757,178
UGAREF Lumpkin Street Housing Phase I LLC, Revenue, 2024, 4%, 6/15/49 ..... 2,000,000 1,787,328
UGAREF Lumpkin Street Housing Phase I LLC, Revenue, 2024, 4.125%, 6/15/56 . 3,500,000 3,083,056
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 340,100
Atlanta Development Authority (The) , Tuff Yamacraw LLC , Revenue , 2005 A ,
Refunding , AMBAC Insured , 5% , 1/01/26 ................................ 2,555,000 2,571,968
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,305,266
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,802,634
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,117,573
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,568,555
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/41 . 2,000,000 2,003,063
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,450,000 1,273,734
Tanner Medical Center Obligated Group, Revenue, 2025, Refunding, 5%, 7/01/50 . 5,000,000 5,059,090
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, 2023 E, 5.25%, 7/01/43 ........... 3,000,000 3,090,727
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,411,329
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,548,839
Department of Aviation, Revenue, 2024 B, 5.25%, 7/01/54 ................... 7,000,000 7,079,236
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 3,145,000 3,257,840
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,388,123
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,077,953
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 ....... 4,000,000 4,024,174
City of Dalton , GO , 2018 , 5% , 2/01/48 .................................... 3,000,000 3,016,048
City of Valdosta , Water & Sewer , Revenue , 2024 , AGMC Insured , 4% , 10/01/51 ..... 3,000,000 2,588,576
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,429,077
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,340,576

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... $ 3,000,000 $ 3,030,219
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ 500,000 517,012
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,039,130
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. 5,000,000 3,775,508
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 631,145
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 735,575
Revenue, 2024, 5%, 6/01/54 ......................................... 2,000,000 2,046,241
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group, Revenue, 2017, 4%, 8/15/41 ..... 3,000,000 2,799,889
Hamilton Health Care System Obligated Group, Revenue, 2024 B, Refunding, 5%,
8/15/37 ........................................................ 3,075,000 3,312,929
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/45 ................. 350,000 334,462
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/50 ................. 550,000 511,479
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,503,623
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,868,423
Georgia Tech Facilities, Inc., Revenue, 2024, 5%, 6/15/49 ................... 1,750,000 1,795,359
Georgia Tech Facilities, Inc., Revenue, 2024, 5%, 6/15/56 ................... 2,000,000 2,038,794
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,845,089
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,324,865
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,485,256
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,000,000 2,550,277
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,264,507
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 4,922,105
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,721,015
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,911,074
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 917,293
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,034,137
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,721,621
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 6,963,015
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,138,856
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,559,473
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,078,596
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,052,357
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,445,000 3,649,860
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 1,145,000 1,017,971
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,070,556
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,897,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 ............. $ 5,000,000 $ 5,064,399
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 2,500,000 2,512,265
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,195,770
Revenue, 2019 A, 5%, 5/15/37 ........................................ 1,975,000 2,044,075
Revenue, 2019 A, 5%, 5/15/38 ........................................ 1,000,000 1,029,168
b,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 6,000,000 5,964,572
d
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 5,000,000 5,186,949
d
Revenue, 2023 D, Mandatory Put, 5%, 12/01/30 ........................... 2,000,000 2,078,210
d
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 2,000,000 2,094,558
d
Revenue, 2024 E, Mandatory Put, 5%, 12/01/32 ........................... 2,000,000 2,084,564
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,850,723
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,598,302
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,533,796
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 292,543
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 358,820
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 722,302
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,035,421
Revenue, 2024 A, Refunding, 5.25%, 1/01/49 ............................. 500,000 519,744
Revenue, 2024 A, Refunding, BAM Insured, 5.25%, 1/01/54 .................. 500,000 518,067
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,005,991
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,524,153
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 5,500,000 5,590,962
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,074,595
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ... 2,000,000 2,015,027
Upper Oconee Basin Water Authority , Revenue , 2024 , 5% , 7/01/55 .............. 4,000,000 4,107,536
244,989,331
Illinois 1.1%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 266,546
GO, 2024 C, 4%, 10/01/38 ........................................... 3,000,000 2,718,187
2,984,733
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,231,058
New York 0.2%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 81,797
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 512,201
593,998
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 753,524
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 753,524

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 500,000 $ 398,517
1,905,565
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,099,528
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 742,552
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 700,729
c
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-2, Refunding,
2.34%, 12/01/44 ................................................. 2,300,000 1,342,082
2,042,811
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 560,000 553,098
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,330,098
2,883,196
Total U.S. Territories .................................................................... 2,883,196
Total Municipal Bonds (Cost $288,744,674) .....................................
266,518,709
Shares
Escrows and Litigation Trusts 0.1%
a,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $–) ...................................
92,253
Total Long Term Investments (Cost $289,644,674) ...............................
267,513,386
a
a a a a
Short Term Investments 2.0%
Principal
Amount
Municipal Bonds 2.0%
Georgia 2.0%
f
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.05% , 4/01/47 ............... 5,600,000 5,600,000
Total Municipal Bonds (Cost $5,600,000) .......................................
5,600,000
Total Short Term Investments (Cost $5,600,000) .................................
5,600,000
a
Total Investments (Cost $295,244,674) 98.7% ...................................
$273,113,386
Other Assets, less Liabilities 1.3% .............................................
3,589,718
Net Assets 100.0% ...........................................................
$276,703,104

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $19,659,049, representing 7.1% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Non-income producing.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin High Yield Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 4.0%
Capital Markets 4.0%
iShares National Muni Bond ETF ........................................ 450,000 46,732,500
Vanguard Tax-Exempt Bond Index ETF ................................... 2,850,000 139,080,000
185,812,500
Total Management Investment Companies (Cost $ 191,519,710 ) ...................
185,812,500
Principal
Amount
a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 88,818,436
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 15,243,289
Total Corporate Bonds (Cost $ 142,546,220 ) .....................................
126,299,575
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,d ,e
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 14.452% , 4/01/31 .
207,205 2,445
Total Senior Floating Rate Interests (Cost $ 206,263 ) .............................
2,445
Municipal Bonds 91.9%
Alabama 0.4%
f
Black Belt Energy Gas District , Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ... 1,000,000 1,054,510
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 701,273
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 291,032
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 559,456
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,764,753
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 2,400,000 1,984,472

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
MidCity Improvement District, (continued)
c
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... $ 250,000 $ 232,247
c
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 494,659
f
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... 10,000,000 10,325,441
17,407,843
Arizona 1.9%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,462,669
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,232,336
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,231,571
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,019,731
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,123,239
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,074,783
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 11,815,358
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 4,997,358
g
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 0.587%,
10/01/56 ....................................................... 18,880,000 14,689,973
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,304,703
g
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 0.644%,
10/01/56 ....................................................... 2,327,000 2,261,680
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 238,078
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,408,635
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,170,159
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,776,998
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 4,064,061
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,031,708
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,624,849
89,527,889
Arkansas 0.5%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,558,961
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 2,986,381
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,627,442
21,172,784
California 20.0%
g
Alvord Unified School District , GO , 2011 B , AGMC Insured , 4.91%, 8/01/41 ........ 30,750,000 14,163,419
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 459,005
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 14,471,874
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 5,909,298

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. $ 5,800,000 $ 4,698,554
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 16,550,000 15,309,682
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 12,095,000 10,497,699
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 12,581,590
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 19,890,000 15,895,539
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,830,000 13,348,126
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 16,212,042
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,846,074
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 17,791,624
c,f
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 23,600,000 22,874,812
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 16,986,736
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 4,642,771
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,768,937
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,332,466
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,965,000 3,939,578
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,273,331
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,559,574
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,090,420
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 8,361,680
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 33,125,000 28,068,668
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,404,192
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 25,465,119
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 30,020,000 24,656,237
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,305,000 8,406,104
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 16,914,898
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 10,500,134
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 12,738,061
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,422,670
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,900,343
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,467,010
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 22,325,000 20,223,887
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 4,754,036
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 9,538,113
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 22,790,000 23,936,330
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 23,559,334
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 23,608,540

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , 3.42%,
8/01/28 ........................................................ $ 1,500,000 $ 1,348,427
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , 3.55%,
8/01/30 ........................................................ 1,250,000 1,043,623
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , 3.61%,
8/01/31 ........................................................ 1,250,000 1,004,342
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , 5.49%,
8/01/34 ........................................................ 2,500,000 2,680,990
g
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 4.03%, 6/01/32 ............................ 4,000,000 3,033,349
Revenue, Senior Lien , 2013 B , 4.13%, 6/01/33 ............................ 5,500,000 3,979,730
Revenue, Senior Lien , 2013 B , 5.03%, 6/01/41 ............................ 5,000,000 2,279,242
Revenue, Senior Lien , 2013 B , 5.11%, 6/01/42 ............................ 7,000,000 2,997,541
g
San Diego Unified School District ,
GO , 2012 E , 5.123%, 7/01/42 ......................................... 44,565,000 34,158,885
GO , 2012 E , 5.436%, 7/01/47 ......................................... 33,305,000 25,077,250
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 43,771,252
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 43,994,638
g
Revenue, Junior Lien , ETM, 2.85%, 1/01/26 .............................. 100,000,000 98,349,820
g
Revenue, Junior Lien , ETM, 2.84%, 1/01/27 .............................. 125,100,000 119,662,266
g
San Mateo Foster City School District , GO , A , 5.645%, 8/01/42 ................. 40,000,000 42,533,524
g
San Mateo Union High School District , GO , 2011 A , 6.444%, 9/01/41 ............. 20,000,000 20,298,032
g
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 7.81%, 6/01/56 ... 60,000,000 5,837,580
927,629,443
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,059,682
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 6,950,377
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,250,000 4,763,361
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,720,000 4,148,139
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,070,000 1,914,680
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,496,017
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,687,880
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........ 2,400,000 2,174,726
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 628,698
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 441,283
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 707,419
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 .. 2,840,000 2,666,342
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,618,743
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,254,112
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,507,244
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,363,106
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,384,723
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,219,197
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 1,930,741
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 4,807,021

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... $ 7,500,000 $ 6,947,968
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,579,000 6,597,895
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... 1,600,000 1,416,101
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,063,823
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 926,223
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,142,483
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 896,002
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 507,019
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 977,332
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,216,538
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 4,603,782
c
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , Pre-Refunded , 5.375% , 12/01/40 ...................... 645,000 667,748
GO , 144A, 2020 A-3 , Pre-Refunded , 5.625% , 12/01/50 ...................... 1,900,000 1,968,165
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,578,986
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... 1,465,000 1,414,152
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 6,742,934
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 499,870
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,804,000 1,800,931
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 772,036
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,297,612
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 1,002,578
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 10,430,000 10,898,771
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 70,212,883
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 623,000 584,656
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 3,915,376
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,858,891 4,089,023
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 4,762,033
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 .... 2,815,000 2,570,819
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,460,902
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 781,329
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,273,344
c
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,543,107
Timberleaf Metropolitan District , GO , 2020 A , Refunding , 5.75% , 12/01/50 ......... 1,730,000 1,781,900
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,206,917
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 .. 500,000 456,842
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 ......... 3,000,000 3,000,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,236,690
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,305,625
g
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 3,905,721
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,803,800
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,777,791
237,331,198

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. $ 1,000,000 $ 921,340
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 6,978,561
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 9,000,000 8,257,020
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 852,639
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,529,449
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... 1,415,000 1,415,999
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 1,765,000 1,738,732
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,216,579
25,910,319
Florida 18.4%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,040,000 1,042,927
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,620,000 1,573,557
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 275,000 267,920
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 690,906
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,547,069
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 645,000 630,638
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 540,000 545,944
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,717,242
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,255,546
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 606,765
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ............ 815,000 782,374
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 230,466
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 361,795
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 253,513
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 396,435
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 495,631
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,136,887
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 50,000 49,285
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 469,154
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 595,126
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 403,288
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 667,820
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 50,000 49,285
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 300,259
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 595,126
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 623,983
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. 1,030,000 949,463
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 360,000 284,088
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 411,834
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 184,980
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 392,875

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. $ 215,000 $ 206,314
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 502,953
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 687,332
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 507,620
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 879,793
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,712,560
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 2,994,846
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,088,526
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 271,366
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 980,651
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,573,941
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 157,300
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 324,207
Babcock Ranch Community Independent Special District ,
c
Assessment Area , Special Assessment , 144A, 2024 , 4.3% , 5/01/31 ............ 1,000,000 997,999
c
Assessment Area , Special Assessment , 144A, 2024 , 5.25% , 5/01/55 ........... 2,850,000 2,685,213
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 427,774
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 240,268
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 705,136
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,250,412
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 238,972
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 349,530
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 717,979
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 645,000 632,544
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 579,476
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 345,343
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,179,034
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,750,000 1,631,029
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,632,686
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 311,806
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,230,157
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 55,000 54,250
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 374,718
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,027,750
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 992,043
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,686,598
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 120,000 119,637
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 136,909
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 115,000 106,639
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 154,894
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,014,467
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 30,000 29,520
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 417,762

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Boggy Branch Community Development District, (continued)
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... $ 1,165,000 $ 935,828
Bradbury Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 500,000 502,761
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 2,245,000 2,176,592
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 784,309
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 722,775
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 85,000 83,577
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 331,681
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 256,675
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 700,000 536,907
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 392,120
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 525,000 504,619
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 329,692
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,003,734
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,739,663
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 407,841
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 997,937
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,380,144
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 495,000 496,624
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 665,000 642,051
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 1,500,000 1,432,564
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,135,172
Caldera Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.2% , 5/01/54 ................................................ 390,000 360,372
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,287,845
c
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,173,053
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 91,884
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 378,069
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 405,591
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 324,032
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 632,250
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 732,317
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 546,121
g
Educational Growth Fund LLC , Revenue , 144A, 2021 B , 6.28%, 7/01/31 ........ 8,585,000 5,925,220
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,296,645
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 6,955,908
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,220,890
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 31,755,000 31,212,767
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 690,000 642,023
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 3,009,933
c
Capital Trust Authority ,
g
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.33%,
3/01/29 ........................................................ 17,200,000 14,157,876

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Capital Trust Authority, (continued)
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ $ 275,000 $ 257,901
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 2,650,000 2,481,771
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 769,038
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 656,345
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 75,000 73,774
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 223,515
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 471,152
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,370,574
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,325,000 2,348,625
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 484,523
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 726,845
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 950,871
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 2,190,000 2,066,746
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,112,446
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,640,366
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 152,609
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 429,589
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 570,000 559,149
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,020,171
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 609,824
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,427,224
c
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. 2,400,000 2,154,288
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 625,204
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,104,960
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,387,490
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,198,506
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 216,078
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,872,686
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,160,000 2,123,658
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,700,000 1,650,691
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 777,834
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 985,445
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 795,714
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 700,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... $ 25,000 $ 24,598
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 302,306
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 753,547
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 275,000 282,061
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 410,000 419,439
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,704
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 335,000 344,471
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,010,000 1,020,180
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,990,000 2,012,673
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 585,000 581,335
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 865,000 863,281
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 2,000,000 1,906,382
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,260,000 2,124,096
Cresswind DeLand Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/44 .............. 700,000 668,782
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 730,000 697,232
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 254,223
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 457,932
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 2,340,000 2,105,590
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 971,528
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,255,000 1,229,279
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 595,000 566,765
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 535,000 504,278
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,199,553
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,462,543
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 170,000 169,139
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 300,000 279,744
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 185,742
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 679,907
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 828,604
c
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 900,000 859,443
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,475,000 1,393,735
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,724,191
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,375,000 1,350,357
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,205,000 1,179,792
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 243,292
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 708,024
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,165,000 922,371
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 55,000 55,016
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 353,175
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 280,057
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,005,416

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Park Estates Community Development District, (continued)
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ $ 1,210,000 $ 940,958
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,540,000 1,541,666
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,320,000 1,322,035
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,286,976
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,609,637
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 700,000 708,317
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 105,000 105,670
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,229,022
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,430,000 1,373,190
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,995,000 1,883,630
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 191,920
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 219,915
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 478,571
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 815,813
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 85,000 83,787
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 407,854
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 977,304
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 188,608
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,111,380
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 20,000 19,698
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 83,642
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 293,608
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 335,000 344,957
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 810,000 839,222
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 241,421
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 603,424
East Nassau Stewardship District ,
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 462,207
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 948,608
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,433,289
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 107,419
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 275,954
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 190,000 188,356
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 590,714
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 110,000 108,445
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 658,344
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,183,710
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,980,000 3,437,309
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 900,000 891,769
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 1,873,498
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,533,514

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ $ 500,000 $ 434,665
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 899,531
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 510,312
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 342,916
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 761,939
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 288,402
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,305
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 218,164
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 970,641
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 122,099
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 369,483
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 444,400
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 472,159
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... 465,000 447,879
c
Everlands Community Development District ,
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/44 .... 750,000 718,294
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.5% , 6/15/54 .... 1,000,000 941,718
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 485,142
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 462,418
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 794,610
c
Florida Development Finance Corp. ,
f
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 15,000,000 15,575,682
f
Brightline Florida Holdings LLC , Revenue , 144A, 2025 A , Mandatory Put , 8.25% ,
8/13/25 ........................................................ 6,550,000 6,669,546
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 457,344
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 4,809,234
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,417,617
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,664,936
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 338,581
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 20,000 20,146
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 76,784
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 311,965
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 273,927
c
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 527,357
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 792,446
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 1,951,252
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 988,342
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 2,986,110
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 199,557
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 440,720
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 943,322

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... $ 710,000 $ 585,845
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 590,956
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 976,829
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 968,575
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,153,826
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 157,842
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 345,911
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 969,684
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,197,437
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 157,068
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 648,152
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 987,698
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 750,000 735,271
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 730,000 718,210
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,014,231
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,404,141
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 488,118
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 692,752
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 185,672
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 418,035
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 448,671
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 482,792
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,196,989
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 348,114
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 296,357
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 45,000 44,348
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 414,114
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,120,000 908,344
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 215,000 216,065
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 942,908
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,315,086
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 842,126
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 339,017
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 759,856
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 761,425
c
Hillcrest Preserve Community Development District ,
Special Assessment , 144A, 2024 , 5% , 5/01/44 ............................ 750,000 689,019
Special Assessment , 144A, 2024 , 5.3% , 5/01/54 .......................... 1,000,000 914,448
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 531,789
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 725,000 742,827
c
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 4% , 5/01/40 ... 1,125,000 991,832

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hills of Minneola Community Development District, (continued)
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ $ 25,000 $ 24,606
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 230,495
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 388,891
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 671,851
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 729,575
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 2,971,652
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 172,746
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 355,505
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 509,354
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 401,466
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 265,005
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 350,000 350,620
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,433,014
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 65,000 63,829
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 221,814
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 658,935
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,097,209
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,265,113
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,453,159
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 500,340
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,028,074
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 665,000 674,091
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 885,000 893,849
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 150,000 150,104
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 705,790
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 344,339
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 454,741
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 219,778
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 406,482
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,110,584
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 364,348
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 723,976
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 1,915,861
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 40,000 39,454
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 240,862
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 654,975
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 766,783
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,279,941
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,835,000 1,835,975

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... $ 220,000 $ 221,011
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 724,535
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,275,449
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,235,000 1,222,642
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 810,000 809,986
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 595,000 596,033
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 585,000 585,914
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 520,000 523,396
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,550,000 1,510,431
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,555,000 2,455,281
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 2,005,000 1,930,818
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,679,067
Phase 2 , Special Assessment , 2025 , 5.45% , 5/01/45 ....................... 975,000 920,644
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 998,702
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 809,167
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,895,000 1,909,177
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,005,177
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,411,148
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 128,588
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 244,897
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 98,423
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 121,535
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 176,684
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 263,301
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 721,122
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 735,000 750,354
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,245,000 1,276,686
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 117,397
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 264,776
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 916,878
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2020 A , 3.75% , 5/01/40 ............. 525,000 461,819
Assessment Azario , Special Assessment , 2020 A , 3.9% , 5/01/50 .............. 770,000 609,416
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 238,310
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 .. 1,075,000 913,157
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 420,312
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.75% , 5/01/40 ......................................... 2,100,000 1,833,088
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 443,838
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 628,759
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 50,000 49,191
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 100,000 91,337

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 3% , 5/01/41 ..... $ 420,000 $ 323,426
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,555,812
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,146,593
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 721,946
Langley South Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 1,750,000 1,670,417
Assessment Area 1 , Special Assessment , 2024 , 5.4% , 5/01/55 ................ 3,650,000 3,432,520
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 320,803
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 939,121
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,445,000 1,115,892
Assessments , Special Assessment , 2021 A-2 , 3.125% , 5/01/31 ............... 1,295,000 1,194,629
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 85,000 85,188
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 516,446
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 2,000,000 2,005,239
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 55,000 54,111
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 291,781
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 94,374
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 643,714
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 215,831
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 407,479
c,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 8,000,000 7,208,000
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,408,082
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 825,000 816,782
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,135,000 1,119,009
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.2% , 5/01/44 .. 750,000 702,377
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 815,000 746,407
c
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 952,247
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 123,919
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 388,590
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 510,786
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,281,923
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,620,000 2,643,298
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,852,415
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 652,631
Assessment Area 1 , Special Assessment , 2021 A , 3.45% , 5/01/41 ............. 1,250,000 995,166
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 293,037
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 297,979
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 1,250,000 1,225,264
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,375,000 1,343,509
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 500,000 483,589
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 1,000,000 954,379

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... $ 250,000 $ 253,877
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 645,730
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 385,000 383,247
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 428,607
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 858,095
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,000,000 1,120,488
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 339,558
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 695,000 679,643
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,290,000 1,290,563
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 189,808
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 785,000 606,183
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 462,576
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 208,325
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 891,901
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 175,000 176,928
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 729,274
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,007,916
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,125,000 3,232,036
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 315,000 292,078
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 105,000 103,359
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 592,178
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,688,286
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 200,000 206,051
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 625,000 631,972
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,140,000 1,147,070
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 95,000 93,756
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 474,573
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,049,142
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 1,884,398
c
Normandy Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 4.625% , 5/01/31 ......... 705,000 698,040
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.3% , 5/01/44 ........... 1,000,000 936,994
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.55% , 5/01/54 .......... 1,380,000 1,264,969
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 35,000 34,498
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 256,391
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 159,591
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 480,000 389,020
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 420,000 421,113
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 620,000 621,849
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 180,000 180,737
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 820,000 796,890

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... $ 865,000 $ 828,438
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 435,000 437,482
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 1,260,000 1,232,265
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 1,345,000 1,315,812
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 547,714
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,046,729
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 110,000 107,433
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 461,466
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 466,250
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 848,511
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 204,726
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,405,827
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 824,337
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,027,149
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 230,000 222,457
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,457,737
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,940,000 4,892,037
c ,h
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,500,000 1,482,355
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 2,000,000 1,971,838
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 425,000 428,913
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,105,953
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,365,925
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 165,325
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 288,682
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,896,122
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,450,650
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,245,663
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,792,369
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 977,936
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 935,502
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 619,749
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 318,918
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 554,053
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 590,453
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 448,402
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 536,935

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... $ 2,445,000 $ 2,454,481
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 804,018
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 995,000 946,902
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,056,623
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,500,179
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,565,000 1,495,020
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 680,000 641,750
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 1,165,000 1,154,868
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,336,204
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 4,813,606
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 70,000 69,004
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 220,732
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 639,744
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 120,000 121,786
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 445,000 446,542
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 710,000 708,217
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 260,000 262,750
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 495,000 496,513
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,330,000 1,337,080
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 248,552
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 373,623
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.05% , 5/01/44 .................................... 750,000 703,478
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,427,922
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,581,553
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,092,507
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 876,333
c
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 755,000 716,984
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 435,000 432,606
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,658,363
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,725,135
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 45,000 44,077
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 214,764
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 824,269
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,001,106
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 653,802
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 132,729
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 970,995
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 143,863
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 651,329
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 367,636
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 995,000 1,036,421

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. $ 80,000 $ 77,977
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 183,845
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 975,000 748,592
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,345,000 1,903,902
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 715,581
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 282,285
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 954,709
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 110,000 108,348
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 368,445
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,154,863
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 55,000 53,810
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 178,669
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 389,228
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,146,395
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 312,217
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 546,361
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 324,926
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 803,914
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 895,000 830,440
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 890,000 750,056
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 856,818
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 517,321
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,345,084
c
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 315,734
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 456,992
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 757,088
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 919,295
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 759,217
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,015,208
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 695,000 677,333
d
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 185,178
Rivers Edge III Community Development District ,
c
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 273,138
c
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 620,398
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,866,997
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,427,930
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 407,712
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 647,810
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,539,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... $ 300,000 $ 297,237
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 720,727
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/55 ............... 495,000 456,120
Rustic Oaks Community Development District , Assessments , Special Assessment ,
2022 , 3.2% , 5/01/32 ................................................ 1,000,000 924,287
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 270,000 267,510
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 589,366
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,052,601
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,669,145
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 711,295
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 216,605
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 239,147
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 552,555
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 279,809
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 388,513
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 450,517
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,511,957
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 2,924,366
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 176,187
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 315,280
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 631,353
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 291,819
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 940,174
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,630,886
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 105,000 102,856
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 429,142
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 979,535
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 35,000 34,656
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 730,421
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 638,273
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 598,232
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 976,501
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,480,674
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,100,420
Savanna Lakes Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 389,891
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,044,432
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 480,000 460,872
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 440,000 444,510
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,488,615
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,566,760
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,025,247
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,024,075
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 315,000 316,649
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 679,642

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sawgrass Village Community Development District, (continued)
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... $ 1,180,000 $ 1,139,221
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 455,278
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,074,848
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 1,500,000 1,506,308
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,310,000 1,323,300
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 200,000 198,460
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 574,271
Seagrove Community Development District , Special Assessment , 2024 , 5.2% , 6/15/54 390,000 369,198
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 971,550
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 220,000 218,991
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 473,350
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 65,000 65,250
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 695,386
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 285,437
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 358,585
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 638,216
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 526,264
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 230,000 232,317
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 930,000 931,309
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 950,000 946,075
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,250,000 1,163,313
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,750,000 1,626,086
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,704,951
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,571,459
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 360,204
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 857,089
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 1,000,000 979,904
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,490,000 1,449,207
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 250,000 242,396
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 703,972
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,424,993
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 245,426
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 986,235
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 75,000 74,704
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 489,228
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,268,792
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 1,947,734
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 65,000 63,950
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 233,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Six Mile Creek Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... $ 750,000 $ 595,878
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 75,000 73,940
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 482,490
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 639,576
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,575,000 1,265,175
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 420,000 424,714
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,204,746
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,501,693
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 225,000 222,816
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 176,531
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 988,269
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,477,012
c
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 889,833
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,027,486
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 729,845
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 929,634
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 444,107
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 500,627
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 164,907
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 396,371
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 105,000 103,487
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 376,587
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 902,853
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,210,000 1,246,912
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 907,866
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,040,110
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 40,000 39,336
Special Assessment , 2021 , 3% , 5/01/31 ................................. 235,000 217,469
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 820,000 627,401
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 150,000 147,183
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 300,154
Special Assessment , 144A, 2021 , 3.5% , 6/15/41 .......................... 1,290,000 1,035,618
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 725,886
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,303,766
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 226,044
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 495,826
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,490,000 1,554,103
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 95,000 96,726
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 404,788
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 397,061
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 481,929

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Stoneybrook South at Championsgate Community Development District, (continued)
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... $ 1,000,000 $ 875,346
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,209,093
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 246,770
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 608,725
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 954,217
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 265,000 266,733
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 633,753
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 793,573
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 125,000 121,101
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 340,394
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 687,382
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 218,877
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 526,965
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 142,485
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 323,851
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 50,000 49,219
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 187,021
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 579,871
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 161,201
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 626,737
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 759,697
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 165,987
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 577,172
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,460,955
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,005,000 991,160
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,280,000 1,265,853
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 358,799
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 920,816
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,720,000 1,703,779
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 235,000 235,118
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 462,339
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 979,736
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 171,108
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 650,823
Tern Bay Community Development District ,
Special Assessment , 2022 , 3.4% , 6/15/32 ............................... 1,650,000 1,549,431
Special Assessment , 2022 , 4% , 6/15/42 ................................. 2,000,000 1,717,462
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 438,658
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,130,886

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... $ 540,000 $ 520,189
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,600,000 2,568,015
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 165,000 160,785
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 689,210
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 203,150
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 661,131
Tolomato Community Development District ,
Assessment Area , Special Assessment , 2022 B , Refunding , 3% , 5/01/32 ........ 1,500,000 1,384,796
Assessment Area , Special Assessment , 2022 C , Refunding , 3.2% , 5/01/32 ....... 1,400,000 1,312,269
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 484,603
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 183,490
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 393,118
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 926,377
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 824,899
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 380,000 390,614
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,363,947
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 100,000 98,383
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 405,580
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 226,823
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 765,621
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 229,546
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 594,583
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 75,000 73,063
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 409,608
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 905,485
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 130,000 127,364
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 527,723
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 727,273
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 491,375
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 504,627
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 505,704
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 345,000 346,464
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,000,000 976,097
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,400,000 1,363,410
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 156,631
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,012,887
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,443,887
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 45,000 45,124

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers North Community Development District, (continued)
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. $ 380,000 $ 385,045
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,216,442
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,497,940
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,586,629
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,180,022
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. 405,000 400,343
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 55,399
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 125,830
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,057,385
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,299,465
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 362,360
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,581,944
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 375,715
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,043,225
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 660,000 663,743
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,660,000 1,635,863
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,190,000 2,142,987
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. 500,000 480,758
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,100,000 1,044,297
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,685,000 1,645,086
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,485,000 3,377,423
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 49,219
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 265,000 246,333
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 535,000 436,441
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 25,000 24,609
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 60,421
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 224,339
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 1,145,000 1,123,648
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 500,000 482,266
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 1,630,000 1,587,904
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,844,742
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 183,786
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 580,286
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,039,478
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,533,569
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,023,076
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 251,342
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 196,503
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 728,565
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,342,353
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,405,059
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 2.85% , 5/01/36 ....................... 1,645,000 1,378,083

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Village Community Development District No. 13, (continued)
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... $ 2,425,000 $ 1,862,951
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,200,000 3,573,371
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,390,000 11,472,442
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 184,493
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 545,000 426,369
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 915,668
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,357
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 253,874
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 694,373
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 233,310
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 582,568
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 415,000 419,410
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,250,000 1,241,434
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 666,472
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 485,995
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 75,000 73,834
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 236,614
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 571,895
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 315,547
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 613,472
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 215,000 213,742
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 790,000 733,582
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 680,007
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,663,092
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,410,000 1,396,631
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,325,441
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 235,000 232,798
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 471,130
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/55 ........... 1,000,000 917,299
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 826,240
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 55,000 54,097
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 527,196
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,159,829
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 383,878
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 880,915
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 4.5% ,
5/01/31 ........................................................ 505,000 505,677
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 945,000 915,538
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 943,854
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 855,000 875,101
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 506,747

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ $ 1,570,000 $ 1,594,216
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 55,000 54,121
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 185,972
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 641,149
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 253,230
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 604,681
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 40,000 39,364
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 486,883
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,859,923
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 205,000 207,340
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,500,000 1,507,408
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,014,490
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 65,000 64,127
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 327,359
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 803,619
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 395,000 398,931
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,496,890
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,130,000 2,109,319
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,022,815
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,278,774
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 295,000 297,072
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,635,000 1,610,532
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,835,000 2,780,162
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 140,000 140,869
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,240,000 1,221,443
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 995,000 986,030
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 497,873
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 144,094
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 503,433
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 931,166
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 630,000 608,647
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 820,000 785,316
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 235,000 238,155
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,464,759
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,215,782
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 60,000 58,941
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 228,505
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 728,189
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 912,434
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 971,166
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 315,000 301,502
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,125,000 1,065,970
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,008,740

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Windsor Cay Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... $ 765,000 $ 778,228
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 125,634
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 607,710
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,415,073
c
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 830,000 825,589
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,760,000 1,750,596
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 682,381
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,309
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 145,000 134,040
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 650,000 512,315
853,347,804
Georgia 0.8%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,514,155
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 7,928,354
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,266,312
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 3,800,000 4,041,437
c
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. 7,500,000 6,736,896
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,156,616
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,266,498
38,910,268
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,325,390
Illinois 2.2%
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 515,375
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,088,781
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 10,737,764
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,235,000 3,148,948
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,121,924
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,714,223
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,463,391
Illinois Housing Development Authority , Revenue , 2024 I , Refunding , GNMA Insured ,
4.625% , 4/01/50 ................................................... 5,340,000 5,139,350
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 2,080,000 2,125,606
g
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AGMC Insured , 5.31%, 6/15/45 ............................. 18,100,000 6,414,937

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... $ 4,645,000 $ 4,806,835
c ,g
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 36,379,180
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.13%,
12/01/35 ....................................................... 12,135,000 6,435,222
g
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 ,
0.994%, 12/31/38 .................................................. 1,815,000 1,483,088
100,574,624
Indiana 0.5%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,369,710
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,465,000 4,494,540
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,882,846
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,045,738
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,561,592
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,765,000 3,628,071
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,969,168
23,951,665
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,962,367
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,119,490
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,684,732
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 6,733,528
11,500,117
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 . 1,260,000 1,189,429
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,280,795
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,599,887
16,880,682
Louisiana 1.3%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 190,000 185,984
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 619,459
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,098,933
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,606,929
Special Assessment , 2022 , 5.375% , 6/01/42 ............................. 730,000 709,590
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,384,300
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,525,000 1,561,260
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,711,581 1,476,137

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
c
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... $ 5,105,000 $ 4,725,231
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,455,000 1,455,498
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 4,930,600
g
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.22%,
12/01/35 ....................................................... 12,800,000 6,787,873
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,190,000 1,216,108
c
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,522,923
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,848,470
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 8,418,232
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,016,237
59,563,764
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 750,000 714,544
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 315,000 287,309
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,268,311
9,270,164
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,103,108
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 995,431
2,098,539
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,022
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 ................................. 440,000 440,703
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 680,223
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,361,549
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 7,501,667
c
Michigan Finance Authority , Revenue , 144A, 2014 , 6.75% , 7/01/44 .............. 1,695,000 1,666,358
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 553,896
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 770,906
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,080,908
g
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , 8.12%, 6/01/52 ............................ 26,990,000 3,281,007
18,352,239

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... $ 475,000 $ 471,275
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,630,625
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 888,666
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,368,935
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 590,000 577,849
9,937,350
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 806,381
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 731,613
c ,g
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 8,460,953
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
6.22%, 12/01/35 ................................................. 12,850,000 6,814,388
16,813,335
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,250,000 3,286,441
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,300,000 2,124,037
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 895,559
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 2,907,463
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,290,000 3,328,140
12,541,640
Nevada 0.6%
City of Henderson , Local Improvement District No. T-18 , Special Assessment , 2016 ,
Refunding , 4% , 9/01/32 ............................................. 1,650,000 1,566,145
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 7,195,000 6,781,339
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 180,000 165,605
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 180,000 163,541
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 180,000 161,564
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 430,000 367,204
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 195,000 173,409
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 945,000 755,851
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,455,000 1,461,981
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 920,000 923,290
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 420,000 381,140
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 680,000 568,456
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 520,000 440,663
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 815,000 644,960
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 630,000 464,848
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,405,000 925,200

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
c
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ $ 1,570,000 $ 1,559,064
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,770,000 1,780,154
c,g
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , 5.94%, 7/01/58 ...... 12,500,000 1,851,831
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 270,000 270,491
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 981,489
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,940,000 1,942,030
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 310,000 257,468
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 740,000 565,179
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 495,000 391,360
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 770,000 764,735
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 990,000 932,831
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 990,000 940,162
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 279,788
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,426,495 643
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 7,072,148 707
28,463,128
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 96,766
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,198,699
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,375,514
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 4,799,433
9,470,412
New Jersey 1.2%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,013,367
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,483,910
c,d
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 3,000,000 1,930,296
g
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 4.58%, 12/15/38 ................................................ 46,750,000 25,337,425
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,028,832
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 10,995,000 10,555,514
55,349,344
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 486,643
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 431,246
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,115,937
2,033,826

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 3.0%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... $ 4,765,000 $ 4,762,378
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 12,974,293
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 9,928,717
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 29,944,001
Revenue , 2020 D , 4% , 11/15/50 ....................................... 11,500,000 9,597,192
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 23,000,000 25,677,145
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,088,596
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 13,144,171
c,g
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , 6.18%, 8/15/45 56,000,000 16,665,869
Suffolk Regional Off-Track Betting Co. ,
Revenue , 2024 , 5.75% , 12/01/44 ...................................... 5,000,000 5,118,434
Revenue , 2024 , 6% , 12/01/53 ........................................ 7,175,000 7,336,628
140,237,424
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,483,176
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 2,843,225
a ,c ,d
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 —
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 —
6,326,401
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 7,060,000 6,118,116
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,352,883
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,194,996
c
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 792,835
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 704,819
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 702,046
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,370,059
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,810,160
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 7,690,066
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,625,260
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 18,056,885
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,298,431
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,119,941
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,314,419
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ 1,000,000 1,016,153
c
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,412,991

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... $ 35,000,000 $ 39,424,140
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 927,366
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 849,121
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,712,722
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,274,632
127,768,041
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,003,497
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,309,380
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... 1,735,000 1,898,423
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,494,113
10,705,413
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 487,026
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,145,676
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,374,710
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,065,371
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,509,743
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 4,849,264
14,431,790
Pennsylvania 2.3%
c
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,618,008
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 4,902,619
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 5,765,000 5,679,916
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,095,897
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,099,946
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,996,000 12,967,438
g
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 5,035,311
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,205,000 3,413,761
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 216,712
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 800,000 725,158
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,433,629

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. $ 4,495,000 $ 3,974,376
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 942,540
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,068,596
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 3,945,409
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,532,868
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 827,015
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,078,779
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,705,000 3,526,610
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 580,000 555,238
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,799,179
g
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.544%, 12/01/37 ...................................... 20,000,000 19,068,314
Revenue , B-2 , 5.645%, 12/01/40 ...................................... 25,075,000 23,374,168
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,624,639
106,506,126
South Carolina 1.5%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 1,965,743
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,092,011
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,017,028
c,g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 14,400,000 11,385,815
c,g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 25,550,000 18,207,829
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,321,436
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,554,773
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,186,098
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 10,099,752
67,830,485
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,056,925
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,770,513
7,827,438
Tennessee 1.5%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 952,805
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 952,806
g
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.85%,
7/01/27 ........................................................ 19,365,000 17,898,564
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.93%,
7/01/28 ........................................................ 19,400,000 17,225,993
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 4.04%,
7/01/29 ........................................................ 19,365,000 16,470,008

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
g
Johnson City Health & Educational Facilities Board, (continued)
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 4.16%,
7/01/30 ........................................................ $ 19,370,000 $ 15,745,391
69,245,567
Texas 11.9%
c
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 1,000,000 888,421
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,004,707
g
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 4.05%, 1/01/35 ....................................... 3,000,000 2,050,525
Revenue , 2010 , 4.53%, 1/01/37 ....................................... 2,500,000 1,496,230
Revenue , 2010 , 4.72%, 1/01/38 ....................................... 2,405,000 1,345,583
Revenue , 2010 , 4.9%, 1/01/39 ........................................ 2,545,000 1,329,129
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 988,418
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,863,873
Meadow Vista Public Improvement District Improvement Area 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/44 ......................................... 850,000 819,952
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 274,637
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 722,095
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 101,000 95,427
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 450,281
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 754,945
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,083,934
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,058,886
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,567,143
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,029,517
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... 1,890,000 1,755,472
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 775,000 793,587
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,851,919
c
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 660,863
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... 1,408,000 1,354,435
City of Celina ,
c
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 457,236
c
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,252,711
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 755,819

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ $ 1,764,000 $ 1,702,619
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 202,785
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 501,000 500,842
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,571,536
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,741,000 1,622,307
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 354,596
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,506,615
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 175,000 170,316
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 361,681
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 471,426
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 426,670
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 197,000 188,517
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 196,707
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 634,100
c
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 566,844
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
4.5% , 9/01/31 ................................................... 500,000 493,366
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,389,573
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,323,525
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 402,531
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,150,866
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,724,808
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 336,000 333,951
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 785,768
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 955,710
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2024 , 5.25% , 9/01/52 ............................................. 100,000 90,090
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 230,219
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 962,220
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 176,000 173,607

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... $ 473,000 $ 450,379
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 114,000 111,494
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 137,749
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 943,856
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,457,666
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 1,940,101
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 219,380
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 298,762
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 814,070
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,787,000 1,383,025
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 68,000 65,251
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 220,323
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 909,421
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 494,190
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,158,234
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,445,653
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 240,232
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 782,503
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,268,793
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 352,824
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 377,261
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 138,753
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 296,649
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 731,039
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 140,614
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 295,969
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 485,487
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,249,555

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. $ 350,000 $ 348,949
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,099,648
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 1,910,435
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 398,099
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 159,435
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,058,030
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 691,827
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 540,993
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,067,634
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 232,000 240,522
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,797,064
c,g
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.87%,
12/01/62 ........................................................ 173,330,000 10,111,310
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,424,000 1,289,688
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 271,198
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 741,132
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,150,822
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 584,069
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 808,627
c
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 664,609
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.75% , 9/15/55 .............................. 1,400,000 1,322,711
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 167,940
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 817,600
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,143,419
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,382,432
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 930,200

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Dorchester, (continued)
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. $ 1,500,000 $ 1,371,684
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 373,000 372,365
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,172,729
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 646,000 595,349
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 515,893
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 354,028
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 921,834
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 200,000 195,070
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 647,049
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,511,436
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 759,826
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,272,761
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 114,058
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 568,629
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 785,066
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,566,776
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,476,198
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 515,000 491,774
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,071,195
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 928,927
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 275,000 276,350
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 985,665
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,252,675
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 761,000 677,187
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 992,413

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ $ 870,000 $ 868,067
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,247,307
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,573,823
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 740,000 738,666
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,499,960
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,857,222
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 380,145
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 901,157
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 586,354
c
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.75% , 9/15/55 .......................................... 1,676,000 1,579,102
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 185,841
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 132,374
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 976,978
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 496,000 448,283
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 431,000 373,644
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 4,866,005
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 753,968
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 702,252
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 237,291
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 817,792
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 544,548
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 100,000 97,460
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 359,835
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 827,820
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,618,963

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Hutto, (continued)
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. $ 206,000 $ 186,780
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 412,937
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 846,778
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 842,097
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 1,961,936
c
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 429,857
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,118,001
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 200,578
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 564,249
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 728,058
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 201,955
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 455,202
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,026,003
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 367,906
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.625% , 9/01/40 ....................................... 1,310,000 1,076,631
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 124,000 121,965
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 497,081
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,187,483
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,193,011
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,376,028
c
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 467,015
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 398,306
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 173,245
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 652,975
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,198,848
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,076,215
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 469,058

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. $ 1,185,000 $ 1,028,699
c
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 778,452
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,003,393
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,180,550
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 2,868,882
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,431,989
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 276,585
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.75% , 9/01/42 .......................... 1,045,000 840,556
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 537,894
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,040,838
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,755,522
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,198,950
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 400,000 389,471
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 939,928
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 1,898,147
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 243,000 236,187
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 474,149
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 300,000 293,604
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 600,144
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 766,792
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 190,000 185,976
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 435,922
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 881,941
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,500,000 1,532,752
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 475,399
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,655,703

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ $ 264,000 $ 255,096
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 685,102
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,371,206
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 132,150
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 252,920
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. 1,097,000 911,646
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. 2,705,000 2,163,988
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 231,475
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 740,887
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 232,000 230,277
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 318,842
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 292,321
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 565,197
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 132,043
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 220,987
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 275,689
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 529,056
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 695,210
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 752,109
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 955,253
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,109,944
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 321,002
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 841,102
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,172,667
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 141,938
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 409,203
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 552,494

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Marble Falls, (continued)
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... $ 1,000,000 $ 960,327
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,671,182
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 80,000 77,804
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 493,987
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 655,302
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 250,471
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 3,175,000 2,982,967
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 647,000 651,381
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 3,021,000 3,017,133
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 4,955,307
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 736,646
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,183,369
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 997,390
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 244,000 239,566
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 185,484
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 374,445
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/15/41 ................................................. 1,105,000 919,222
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,266,002
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 222,006
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 375,821
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 303,649
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 729,778
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,372,133
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 527,118
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 507,466

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. $ 320,000 $ 298,640
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 749,926
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,223,719
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 570,000 526,093
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/15/54 .............................. 250,000 227,921
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 249,000 245,782
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 161,055
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 147,718
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 274,773
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 968,091
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 821,580
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 141,064
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 461,386
c
City of Pilot Point ,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 506,406
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 938,467
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,808,821
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 304,265
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,014,159
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 250,000 252,861
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 657,543
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,403,565
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 253,431
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,070,000 1,080,046
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 200,239
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 774,253
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,450,000 1,384,369
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 204,552

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Pilot Point, (continued)
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... $ 2,078,000 $ 2,067,637
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 300,218
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 725,862
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,303,000 1,244,023
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 499,416
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 3,873,259
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 907,873
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 835,855
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 3,967,602
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,605,117
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,556,000 5,818,631
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,675,145
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,028,111
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,281,084
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,252,216
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 32,000 31,906
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 166,123
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 544,387
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 750,128
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 157,000 154,593
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 268,749
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,117,000 919,864
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 36,000 35,126
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 114,280
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 249,667
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 337,760
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 377,016

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ $ 1,155,000 $ 1,098,873
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,159,054
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 302,000 297,963
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 663,411
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 491,000 471,482
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,003,546
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 1,986,706
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,007,125
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 475,320
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,064,959
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,402,162
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,445,688
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 166,000 162,284
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 1,904,037
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 875,000 808,498
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 215,400
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 184,224
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 388,462
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 525,437
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 97,494
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 378,422
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 464,772
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 459,326
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,038,957
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................. 411,000 380,662
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 547,002
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 132,000 128,377

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Red Oak, (continued)
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. $ 354,000 $ 310,316
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 379,261
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 157,739
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 654,410
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 208,311
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 507,745
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 583,885
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 575,738
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,256,424
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 202,455
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 343,568
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 516,053
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 418,183
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 990,312
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,392,742
Liberty Crossing Public Improvement District Improvement Area 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/15/44 ............................. 716,000 680,387
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,113,751
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 968,632
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,319,630
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 803,139
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 371,018
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 874,823
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,152,163
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 205,549
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,700,000 1,710,090
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,242,332

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . $ 1,295,000 $ 1,233,041
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 100,000 100,041
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 302,745
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,283,531
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,255,057
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 200,000 195,889
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 402,653
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,331,193
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 280,000 277,228
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 630,734
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 933,865
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,164,285
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 972,793
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,302,651
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 235,000 217,867
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 605,000 567,024
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 886,053
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,053,623
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 970,478
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 987,182
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 117,000 113,803
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 171,000 154,564
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,005,000 789,629
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 302,959
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,280,984
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 105,000 102,007
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 271,000 241,313
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 1,006,000 747,955
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 4.375% , 9/01/31 ..... 500,000 492,144

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Club Municipal Management District No. 1, (continued)
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... $ 500,000 $ 466,052
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.375% , 9/01/55 ..... 700,000 652,711
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 375,544
c
County of Bastrop ,
Double Eagle Ranch Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 478,706
Double Eagle Ranch Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 775,000 735,587
c
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,196,186
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 2,300,000 2,240,425
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,416,252
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 4.625% , 12/31/31 ................. 605,000 595,847
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,639,666
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 2,907,788
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 91,305
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 658,418
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,234,941
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,084,619
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 730,000 686,338
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 738,344
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,083,667
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 115,000 113,532
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 380,223
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 964,027
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,085,321
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.5% , 9/15/54 .................................... 1,750,000 1,639,990
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 775,856
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 9,915,385
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,410,874
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,659,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... $ 373,000 $ 370,382
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,219,024
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1 , Special Assessment , 2024 , 5% , 12/01/44 ............ 746,000 688,955
Improvement Area No. 1 , Special Assessment , 2024 , 5.25% , 12/01/53 .......... 833,000 762,470
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 15,400
d
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 715,400
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,416,445
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,763,226
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,208,224
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,333,382
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 24,228,573
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,511,654
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 11,085,910
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 2,142,597
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 406,637
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,036,724
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,925,000 14,309,706
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 6,115,000 5,598,341
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 2,930,611
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 881,789
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 936,251
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,383,101
c
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 675,000 672,672
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 232,401
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 837,606
North Texas Tollway Authority ,
g
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.58%, 9/01/37 ...... 7,500,000 3,855,667
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 11,902,188
c
Northwood Municipal Utility District No. 1 ,
GO , 144A, 2020 , Refunding , 3.5% , 8/01/25 .............................. 295,000 294,345
GO , 144A, 2020 , Refunding , 4% , 8/01/31 ................................ 1,070,000 1,056,282
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,838,774
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 5,060,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 501,063

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Department of Housing & Community Affairs , Revenue , 2024 C , GNMA Insured ,
5% , 1/01/49 ...................................................... $ 5,285,000 $ 5,280,968
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 375,000 366,460
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 694,113
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 691,664
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,019,947
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 444,614
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,381,677
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,360,277
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 139,000 134,966
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 185,801
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 413,054
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 745,894
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,758,723
c
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5% , 9/01/44 ................................ 270,000 250,022
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/54 .............................. 297,000 274,687
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 832,085
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 740,397
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 305,402
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 870,091
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,202,724
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 232,564
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 340,249
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 377,965
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 596,293
553,224,782
Utah 0.6%
c
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,278,679
g
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,820,489

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
c
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-1 , 5.125% ,
6/15/54 ........................................................ $ 2,000,000 $ 1,861,017
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 5,000,000 5,026,136
Military Installation Development Authority ,
Military Recreation Facility Project Area , Revenue , 2021 A-1 , 4% , 6/01/52 ....... 3,000,000 2,339,751
Military Recreation Facility Project Area , Revenue , 2021 A-2 , 4% , 6/01/52 ....... 18,495,000 14,403,133
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 436,369
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 697,899
28,863,473
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,398,703
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,767,762
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,322,214
17,488,679
Washington 1.3%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,085,990
f
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,750,000 22,626,115
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 9,785,614
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,024,685
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,008,645
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,478,841
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,680,229
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,191,378
62,881,497
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 880,000 904,172
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,805,401
2,709,573
Wisconsin 2.7%
Public Finance Authority ,
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 7,900,000 7,452,170
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 3,989,250
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,490,814
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,585,685

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... $ 815,000 $ 782,372
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,232,424
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 760,196
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,747,240
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 9,394,666
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
4.75% , 7/01/45 .................................................. 1,600,000 1,407,440
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 860,258
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/39 .. 1,230,000 1,198,901
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 6,839,126
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,684,035
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 6,320,000 6,500,736
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 269,730
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 753,790
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 924,265
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,618,151
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ 1,000,000 955,470
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,384,651
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,029,460
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 174,353
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 515,834
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 967,844
c,g
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.22%,
12/01/35 ....................................................... 39,830,000 21,121,953
c,g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , 2.279%, 12/01/45 ..... 11,680,000 8,365,453
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 590,000 588,519
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,924,819
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,067,398
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,099,908
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,374,776
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,624,681
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 1,910,396
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 125,000 120,543
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 279,371
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 844,858
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,567,469
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 637,771
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 980,457
127,027,233
U.S. Territories 7.0%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 6.77%,
6/15/46 ......................................................... 175,000,000 44,106,300
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,350,000 4,421,769

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 6.0%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... $ 2,500,000 $ 2,528,772
Commonwealth of Puerto Rico ,
i
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 —
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 2,166,031 2,319,034
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,023,939
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 29,127,214
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 15,805,719
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 6,799,278 5,592,311
g
GO , 2022 A-1 , 4.93%, 7/01/33 ........................................ 2,011,366 1,363,331
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 22,571,556 21,691,132
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,403
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,142,825
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 26,750,000 25,383,168
d
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 2,910,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 2,910,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 2,667,500
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 25,000,000 12,187,500
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 2,667,500
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 964,907
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,077,314
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,366,240
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,386,449
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 49,065,000 46,099,295
g
Sales Tax , Revenue , A-1 , 5.54%, 7/01/46 ................................ 25,400,000 8,154,271
g
Sales Tax , Revenue , A-1 , 5.69%, 7/01/51 ................................ 206,837,000 48,829,148
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,205,778
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,379,044
277,021,794
Total U.S. Territories .................................................................... 325,549,863
Total Municipal Bonds (Cost $ 4,510,886,160 ) ...................................
4,271,176,981
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
4,927,366
Total Long Term Investments (Cost $ 4,845,158,353 ) .............................
4,588,218,867
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
California 0.0%
†
j
Los Angeles Department of Water & Power , Power System , Revenue , 2023 C-1 , SPA
TD Bank NA , Daily VRDN and Put , 3.1% , 7/01/57 ......................... 700,000 700,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Georgia 0.1%
j
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.05% , 4/01/47 ............... $ 4,300,000 $ 4,300,000
Minnesota 0.1%
j
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.7% , 11/15/64 ............................................. 5,400,000 5,400,000
New York 0.1%
j
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3% , 6/15/33 ..................... 1,000,000 1,000,000
Oregon 0.0%
†
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. 300,000 300,000
Total Municipal Bonds (Cost $ 11,700,000 ) ......................................
11,700,000
Total Short Term Investments (Cost $ 11,700,000 ) ................................
11,700,000
a
Total Investments (Cost $ 4,856,858,353 ) 99.0% ..................................
$4,599,918,867
Other Assets, less Liabilities 1.0% .............................................
47,409,043
Net Assets 100.0% ...........................................................
$4,647,327,910
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $1,613,173,712, representing 34.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The maturity date shown represents the mandatory put date.
g
The rate shown represents the yield at period end.
h
Security purchased on a when-issued basis.
i
The coupon rate shown represents the rate at period end.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Louisiana Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 326,135
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 2,300,000 1,893,204
2,219,339
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 992,967
Louisiana 91.6%
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ... 505,000 455,368
Central Community School System , GO , 2020 , 4% , 3/01/40 ................... 1,190,000 1,121,778
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,399,690
City of Lafayette Sales & Use Tax , Public Improvement 1961 Sales Tax Trust , Revenue ,
2024 A , 5% , 3/01/49 ................................................ 1,500,000 1,548,681
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 ....... 750,000 791,639
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,174,242
GO , 2024 A , 5% , 12/01/53 ........................................... 2,500,000 2,515,411
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,073,593
City of Shreveport ,
GO , 2024 , AGMC Insured , 5% , 3/01/54 ................................. 4,950,000 4,910,704
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,044,918
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,402,548
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 5,000,000 4,570,845
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 907,819
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 953,736
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,693,676
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 ....... 2,250,000 2,265,030
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,443,648
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 .......... 2,500,000 2,149,830
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 993,700
Louisiana Correctional Facilities Corp. ,
State of Louisiana , Revenue , 2021 , 4% , 10/01/37 .......................... 875,000 853,449
State of Louisiana , Revenue , 2021 , 4% , 10/01/39 .......................... 1,490,000 1,387,377
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 473,822
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,347,124
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 953,262
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 524,491
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,536,364
City of Pineville , Revenue , 2024 , AGMC Insured , 5% , 9/01/39 ................ 2,505,000 2,685,193
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,354,799
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,434,717
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 900,000 758,298
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,110,000 952,665
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,900,000 1,763,843
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,610,000 2,199,063
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 1,250,000 1,232,650

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.8%, 12/01/44 .................................................. $ 6,500,000 $ 3,792,841
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,005,086
University of Louisiana at Lafayette , Revenue , 2018 , AGMC Insured , 5% , 10/01/48 3,500,000 3,494,442
University of Louisiana System , Revenue , 2019 , Refunding , AGMC Insured , 4% ,
8/01/34 ........................................................ 1,000,000 1,002,737
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/39 ....................................... 1,060,000 971,323
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,034,047
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,076,693
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,096,932
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,144,230
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AGMC
Insured , 5% , 10/01/43 ............................................. 600,000 610,036
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,180,365
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,509,381
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 5,161,086
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 4,903,696
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,967,522
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , Pre-Refunded , 5% , 7/01/35 .................................. 35,000 35,052
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,717,555
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 3,981,939
Louisiana Department of Public Safety & Corrections , Revenue , 2024 , AGMC
Insured , 5% , 8/01/44 .............................................. 800,000 826,670
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,302,075
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,279,973
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,897,436
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,152,843
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,525,064
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 507,533
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 30,534
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,356
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,695,143
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 1,947,339
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,015,297
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,710,431
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,004,723
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 61,513

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... $ 1,000,000 $ 1,072,233
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,783,314
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,598,708
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ... 1,440,000 1,493,107
New Orleans Aviation Board ,
Revenue , 2024 B , Refunding , 5.25% , 1/01/45 ............................. 2,500,000 2,537,028
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,005,355
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 5,000,000 4,972,260
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 502,886
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,465,845
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AGMC Insured , 5% , 4/01/48 ............................ 2,750,000 2,756,373
Revenue , 2020 D , 5% , 4/01/50 ........................................ 6,000,000 6,005,327
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,056,678
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,124,231
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 914,327
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,313,578
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,357,820
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,619,935
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 5,440,938
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,183,636
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,869,400
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 918,622
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,504,981
210,219,948
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 600,000 502,349
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 586,074
1,088,423
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 405,637
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 916,274
1,321,911
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 577,540
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 622,870

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... $ 500,000 $ 491,543
1,114,413
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 493,837
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,205,282
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,123,709
4,822,828
Total U.S. Territories .................................................................... 4,822,828
Total Municipal Bonds (Cost $ 240,280,288 ) .....................................
222,357,369
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,747
Total Long Term Investments (Cost $ 240,280,288 ) ...............................
222,392,116
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
Louisiana 0.9%
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3% , 5/01/43 . 2,100,000 2,100,000
Total Municipal Bonds (Cost $ 2,100,000 ) .......................................
2,100,000
Total Short Term Investments (Cost $ 2,100,000 ) .................................
2,100,000
a
Total Investments (Cost $ 242,380,288 ) 97.8% ...................................
$224,492,116
Other Assets, less Liabilities 2.2% .............................................
4,938,408
Net Assets 100.0% ...........................................................
$229,430,524
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $20,269,037, representing 8.8% of net assets.
b
The rate shown represents the yield at period end.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... $ 2,650,000 $ 2,181,301
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,074,025
Maryland 89.1%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 2,894,492
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 1,984,475
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,372,261
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,745,000 1,747,192
County of Baltimore , GO , 2023 , 5% , 3/01/53 ............................... 6,000,000 6,162,234
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 4,806,129
a
Urbana Community Development Authority , Special Tax , 144A, 2020 C , 4% , 7/01/50 3,930,000 3,286,275
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,564,426
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 152,891
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 737,176
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 633,647
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 677,283
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,990,000 10,000,750
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,728,907
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 4,945,931
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,236,915
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 796,112
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,041,262
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,324,108
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,642,559
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,059,748
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,059,585
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 4,999,665
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 910,169
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,213,452
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,843,776
Ports America Chesapeake LLC , Revenue , 2019 A , 5% , 6/01/49 .............. 3,500,000 3,283,753
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 1,000,000 1,019,371
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 4,969,786
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 4,893,646
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,307,425
University of Maryland Leonardtown Project , Revenue , 2024 , AGMC Insured , 5% ,
7/01/54 ........................................................ 2,000,000 1,975,102

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ $ 2,040,000 $ 2,040,010
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,767,024
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 807,196
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,732,287
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,177,006
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,422,118
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,505,774
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 6,948,123
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,654,201
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 505,000 508,694
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,036,401
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 3,921,994
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,025,935
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 1,983,135
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 4,963,916
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,597,441
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,265,351
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 4,560,000 4,635,019
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,000,993
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,100,037
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 4,875,363
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,534,595
d
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 3,000,000 3,024,870
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 650,316
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,277,980
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 832,212
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 335,907
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,054,791
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,628,491
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 837,616
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,564,306
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,111,011
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,366,083
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,028,407
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,004,582
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 530,371
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,162,124
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 11,699,179
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,604,775
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 4,437,525
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,153,686
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,552,402
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............ 4,000,000 3,592,944

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... $ 915,000 $ 928,999
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... 8,000,000 8,661,214
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 2,926,713
Maryland Aviation Administration , Revenue , 2024 A , AGMC Insured , 5% , 8/01/39 .. 2,150,000 2,220,120
e
Maryland Aviation Administration , Revenue , 2024 A , AGMC Insured , 5.25% , 8/01/54 5,050,000 5,107,436
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,243,364
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,497,148
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,821,913
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........ 5,260,000 4,622,814
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 8,644,439
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,549,705
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 4,762,979
284,209,538
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,349,359
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 586,074
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 586,074
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 1,350,000 962,058
2,134,206
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 495,779
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 952,924
1,448,703
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 577,540
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 622,870
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 491,543
1,114,413
U.S. Territories 6.3%
District of Columbia 4.1%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,524,682
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,030,403
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,245,746
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 2,350,000 2,378,157
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 3,000,000 3,020,939
13,199,927

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 2,000,000 $ 1,975,349
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,296,861
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,785,156
7,057,366
Total U.S. Territories .................................................................... 20,257,293
Total Municipal Bonds (Cost $ 336,073,546 ) .....................................
315,346,378
Shares
Escrows and Litigation Trusts 0.0%
†
f ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 336,073,546 ) ...............................
315,426,642
a
a a a a
Short Term Investments 2.2%
Principal
Amount
Municipal Bonds 2.2%
Maryland 2.2%
h
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.85% ,
11/01/37 ........................................................ 3,900,000 3,900,000
h
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 3.1% , 7/01/55 .............................................. 3,000,000 3,000,000
6,900,000
Total Municipal Bonds (Cost $ 6,900,000 ) .......................................
6,900,000
Total Short Term Investments (Cost $ 6,900,000 ) .................................
6,900,000
a
Total Investments (Cost $ 342,973,546 ) 101.1% ..................................
$322,326,642
Other Assets, less Liabilities (1.1) % ...........................................
(3,517,265)
Net Assets 100.0% ...........................................................
$318,809,377
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $10,734,610, representing 3.4% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Non-income producing.
g
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Massachusetts Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 902,424
Total Corporate Bonds (Cost $ 900,000 ) ........................................
902,424
Municipal Bonds 92.8%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,004,093
Florida 1.4%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 489,202
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 2,800,000 2,304,770
b ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 2,000,000 1,802,000
4,595,972
Massachusetts 86.9%
City of Newton , GO , 2025 , 4% , 2/01/48 ................................... 4,000,000 3,684,784
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,308,076
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,011,040
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,054,689
GO , 2024 B , 5% , 5/01/54 ............................................ 3,500,000 3,559,753
GO , 2024 I , 5% , 12/01/53 ............................................ 10,000,000 10,189,025
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,082,232
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 13,416,390
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,613,773
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,847,196
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,090,652
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,085,566
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,008,755
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,445,044
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,517,421
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,330,183
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 2,978,558
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,002,613
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,416,108
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,653,454
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 5,585,000 5,451,754
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,742,285
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,661,496
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,797,762
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,233,175
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,054,721
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,235,688
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... 1,500,000 1,465,908
Lifespan Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 .................. 6,000,000 6,169,398
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 389,174
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 243,150
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 433,906
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 421,460

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... $ 4,000,000 $ 3,619,662
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,500,652
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 2,930,919
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 930,138
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,056,183
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,030,481
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,443,054
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 4,561,954
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,348,461
d
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,303,965
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 664,784
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 429,278
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,373,578
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,579,658
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,580,139
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 3,540,000 3,455,862
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 1,941,164
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,626,108
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 3,929,195
d
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,409,943
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,792,683
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,068,243
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,184,019
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,358,645
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,565,666
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 5,687,011
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,820,427
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,233,744
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,025,011
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,092,485
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,410,000 2,077,213
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 1,898,065
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,165,547
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 9,845,535
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 75,000 75,028
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 210,000 210,017
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 100,118
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 39,856
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 990,840
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 852,955
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,257,446
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,722,373
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 621,207
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,631,686
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,210,676

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority, (continued)
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... $ 1,175,000 $ 1,218,489
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 855,872
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 816,398
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,057,377
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,129,891
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,551,782
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,134,861
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 5,909,731
Town of Plymouth , GO , 2017 , 4% , 5/01/47 ................................. 5,000,000 4,520,146
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,096,528
288,127,938
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,043,255
New York 0.7%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 690,604
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,554,147
2,244,751
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 669,799
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 669,799
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 797,035
2,136,633
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,026,226
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 660,046
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 622,870
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 1,200,000 700,217
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 983,087
2,306,174
U.S. Territories 1.4%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 619,900
Puerto Rico 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 461,320

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. $ 200,000 $ 177,693
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,438,773
4,077,786
Total U.S. Territories .................................................................... 4,697,686
Total Municipal Bonds (Cost $ 327,275,065 ) .....................................
307,842,774
Total Long Term Investments (Cost $ 328,175,065 ) ...............................
308,745,198
a
a a a a
Short Term Investments 5.6%
Municipal Bonds 5.6%
Massachusetts 5.6%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 2.8% , 3/01/48 ................................................. 5,500,000 5,500,000
e
Massachusetts Health & Educational Facilities Authority ,
Baystate Total Home Care, Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN
and Put , 2.8% , 7/01/39 ............................................ 400,000 400,000
Massachusetts Institute of Technology , Revenue , 2001 J-2 , Daily VRDN and Put ,
1.9% , 7/01/31 ................................................... 12,700,000 12,700,000
18,600,000
Total Municipal Bonds (Cost $ 18,600,000 ) ......................................
18,600,000
Total Short Term Investments (Cost $ 18,600,000 ) ................................
18,600,000
a
Total Investments (Cost $ 346,775,065 ) 98.7% ...................................
$327,345,198
Other Assets, less Liabilities 1.3% .............................................
4,388,826
Net Assets 100.0% ...........................................................
$331,734,024
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $18,997,282, representing 5.7% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Michigan Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,804,848
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,804,848
Municipal Bonds 99.4%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,217,373
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,484,831
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 587,042
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 6,020,000 4,955,257
b ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 4,100,000 3,694,100
13,721,230
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,020,876
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,694,817
3,715,693
Michigan 89.6%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,388,642
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,036,619
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 2,727,906
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 6,529,786
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,030,468
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,973,715
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 666,973
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,512,455
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,356,958
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,771,765
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,040,592
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,635,111
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,015,560
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,231,699
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 958,595
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 .............. 1,000,000 1,018,621
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 718,720
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,663,511
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,584,769
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,751,016
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,323,335
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,038
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,050

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. $ 1,645,000 $ 1,712,070
GO , 2024 , 5% , 10/01/54 ............................................. 3,400,000 3,462,698
GO , 2025 , 5% , 4/01/55 ............................................. 3,000,000 3,052,647
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,072,332
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,010,803
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,036,243
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,199,775
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,530,661
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,516,204
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,016,518
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,484,745
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,041,051
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 1,942,463
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,150,252
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,461,951
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,568,735
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/37 ...... 835,000 898,398
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/38 ...... 700,000 747,953
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/39 ...... 1,150,000 1,221,810
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,331,522
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,300,029
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,369,825
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,746,746
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,048,329
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............ 6,590,000 7,059,783
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 518,463
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 839,887
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,027,286
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,026,109
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,024,248
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 530,541
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,657,744
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,543,484
Revenue , 2018 , Refunding , AGMC Insured ,
5
% , 4/01/43 .................... 3,000,000 3,032,755
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 710,008
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,533,579
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,120,048
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,519,322
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,281,586
Ferris State University , Revenue , 2025 A , Refunding , AGMC Insured , 5% , 10/01/49 .. 1,800,000 1,835,822
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 1,969,815
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 2,008,822
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,113,541
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,650,700
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 6,730,476

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ $ 900,000 $ 914,912
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,805,310
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,549,369
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,141,665
e
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,026,652
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,047,242
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,008,854
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,124,536
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 646,153
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,023,622
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 514,769
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,535,830
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , Revenue , 2024 , BAM Insured , 5% , 8/01/49 ............... 2,540,000 2,583,698
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 561,269
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,024,734
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,317,704
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,845,000 1,776,274
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,161,575
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ........................... 2,920,000 2,948,793
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,323,592
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,653,327
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,140,627
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,214,017
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 1,876,861
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 6,732,108
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,006,128
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,733,975
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AGMC Insured , 4.375% , 5/01/47 .............................. 1,500,000 1,438,960
GO , 2024 , AGMC Insured , 5% , 5/01/45 ................................. 1,300,000 1,339,438
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,349,534
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 3,003,335
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,844,289
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 10,573,637
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 594,140
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,150,981
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... 1,420,000 1,482,532
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,708,332
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,679,380
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,856,366
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,768,732
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,308,596
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 11,883,521

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... $ 4,000,000 $ 3,340,874
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,006,266
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,188,060
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 362,957
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 505,273
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 563,508
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 582,133
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 548,339
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,174,581
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 617,427
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,174,260
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,565,213
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,712,829
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,814,527
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,012,935
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 5,989,451
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,010,000 1,000,354
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,634,467
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 295,292
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 1,981,415
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,259,837
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,078,776
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,940,623
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,002,604
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,706,372
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,620,179
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,472,044
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,232,673
Ascension Health Credit Group , Revenue , 2010 F-8 , 5% , 11/15/46 ............. 2,450,000 2,436,488
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,609,332
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,025,318
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 12,500,000 9,859,344
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,182,121
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,498,360
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 1,833,471
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,082,119
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,052,289
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,699,873
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 4,860,228
Michigan State University ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 8,500,000 8,521,170
e
Revenue , 2025 A , Refunding , 5% , 2/15/55 ............................... 5,000,000 5,061,979
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,259,004
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 6,811,792

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... $ 2,400,000 $ 2,401,797
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,023,859
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,698,943
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,055,399
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,499,054
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 4,927,020
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,233,128
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,361,331
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,014,159
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,838,932
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 ................. 2,800,000 2,843,757
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,201,534
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,255,989
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ............................... 2,950,000 2,991,568
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 512,224
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 304,823
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,359,013
GO , 2025 , 5.25% , 5/01/55 ........................................... 5,750,000 5,927,525
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,825,916
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 777,591
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,077,851
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,081,271
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 4,981,897
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,556,435
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 205,000 198,627
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,006,766
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 967,223
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,033,954
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,804,587
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,853,278
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,193,680
Walled Lake Consolidated School District ,
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,527,723
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,828,116
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 7,781,154
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,490,486
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 4,745,047
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,691,231
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,548,987
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 8,675,863
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,126,870
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,084,001

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. $ 2,500,000 $ 2,501,745
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,561,089
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,001,396
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,337,860
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,791,782
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,064,491
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,041,430
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 526,320
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,488,482
Zeeland Public Schools ,
GO , 2015 A , Refunding , AGMC Insured , 5% , 5/01/31 ....................... 1,530,000 1,530,152
GO , 2015 A , Refunding , AGMC Insured , 5% , 5/01/33 ....................... 2,000,000 2,000,199
GO , 2025 III , Refunding , AGMC Insured , 5% , 5/01/45 ....................... 310,000 314,562
594,669,326
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 422,122
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 420,335
842,457
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 9,300,000 7,814,909
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,507,048
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,507,048
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 6,200,000 4,418,338
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 797,035
8,229,469
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 251,202
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 225,661
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,565,566
3,042,429
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,485,104
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,401,457
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 7,002,168
8,403,625

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Guam 0.5%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ $ 1,750,000 $ 1,676,006
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,710,956
3,386,962
Puerto Rico 1.8%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,120,267
Total U.S. Territories .................................................................... 15,507,229
Total Municipal Bonds (Cost $ 709,071,537 ) .....................................
659,648,844
Total Long Term Investments (Cost $ 710,871,537 ) ...............................
661,453,692
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Michigan 0.6%
f
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3% ,
7/01/41 ......................................................... 2,300,000 2,300,000
f
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3% , 6/01/34 1,400,000 1,400,000
3,700,000
Total Municipal Bonds (Cost $ 3,700,000 ) .......................................
3,700,000
Total Short Term Investments (Cost $ 3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $ 714,571,537 ) 100.3% ..................................
$665,153,692
Other Assets, less Liabilities (0.3) % ...........................................
(1,480,702)
Net Assets 100.0% ...........................................................
$663,672,990
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $28,413,115, representing 4.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Minnesota Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,283,500
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,369,764
6,653,264
Minnesota 94.0%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 29,905,000 26,707,318
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 4,806,012
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,892,893
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,224,499
b
Becker Independent School District No. 726 , GO , 2022 A , 5%, 2/01/41 ........... 1,000,000 465,502
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,765,737
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 899,466
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,177,969
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,005,421
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 908,124
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,727,260 3,974,526
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,125,543
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 349,641
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 729,643
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 790,434
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,196,486 8,900,164
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 15,963,659
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,271,699
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,634,290
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,301,796 5,633,887
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,252,598
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,299,096
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 9,876,412
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,431,500
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 5,898,435
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,503,424
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,419,382
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 9,956,527
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,613,388
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 5,912,464
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,472,251
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 4,000,000 3,535,834
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,347,546
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 1,000,000 1,016,554
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,755,370
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,611,975

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ $ 7,310,000 $ 7,022,494
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 2,650,000 2,584,000
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 9,786,055
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 980,177
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 12,289,632
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 996,607
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,600,778
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 823,455
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,908,548
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,301,436
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 4,727,790
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 335,000 335,045
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 908,945
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,499,350
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,389,679
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 12,823,270
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 146,609
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 149,251
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 660,257
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 427,285
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 458,313
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 545,543
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 648,232
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 527,787
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 428,094
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 399,986
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 370,508
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 389,782
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 239,965
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,108,154
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,821,260
b
GO , 2021 C , 4.46%, 2/01/29 ......................................... 1,870,000 1,590,261
b
GO , 2021 C , 4.58%, 2/01/30 ......................................... 1,275,000 1,032,040

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
b
GO , 2021 C , 4.73%, 2/01/31 ......................................... $ 1,325,000 $ 1,019,119
b
GO , 2021 C , 4.86%, 2/01/32 ......................................... 1,080,000 786,973
b
GO , 2021 C , 4.94%, 2/01/33 ......................................... 1,075,000 739,278
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 1,991,543
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,894,481
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,045,163
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.73%, 2/01/38 .......................................... 4,685,000 2,607,064
GO , 2018 A , 4.92%, 2/01/39 .......................................... 4,685,000 2,427,837
GO , 2018 A , 5.11%, 2/01/40 .......................................... 4,685,000 2,255,964
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,039,381
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,103,969
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,276,039
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,218,679
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,096,618
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,791,509
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 2,977,650
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,234,237
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,332,589
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,699,236
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 1,870,000 1,910,648
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,100,060
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 20,841,169
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,496,169
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,019,852
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,417,810
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 126,067
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 562,716
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 696,393
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,680,720
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 258,609
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 242,347
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 356,720
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 208,907
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 785,125
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 749,967
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 9,662,296
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 3,888,100
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,359,698
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 729,068
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,616,289
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,000,687
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 990,000 965,034
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 985,000 963,048
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,675,000 1,664,459
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,228,648
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,697,712

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. $ 11,550,000 $ 11,539,478
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,006,630
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,087,678
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,632,318
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 3,904,084
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 17,404,429
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/41 ....... 800,000 803,124
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 4,652,810
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 3.5%, 2/01/27 .......................................... 8,545,000 8,067,136
GO , 2018 B , 3.46%, 2/01/28 ......................................... 13,055,000 11,921,410
GO , 2018 B , 3.99%, 2/01/30 ......................................... 9,010,000 7,502,930
GO , 2018 B , 4.12%, 2/01/31 ......................................... 5,310,000 4,223,781
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 1,893,899
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,859,445
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 477,588
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 427,145
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 391,963
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,862,191
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,924,606
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,007,610
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.82%, 2/01/36 ......................................... 3,000,000 1,815,064
GO , 2016 B , 4.94%, 2/01/37 ......................................... 2,820,000 1,606,646
GO , 2016 B , 5.08%, 2/01/38 ......................................... 5,220,000 2,785,197
GO , 2016 B , 5.2%, 2/01/39 .......................................... 3,020,000 1,509,683
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AGMC Insured , 4.25% , 12/01/44 .................. 395,000 369,057
Electric , Revenue , 2024 A , AGMC Insured , 4.5% , 12/01/53 ................... 335,000 310,119
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,825,146
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.71%, 1/01/26 .......................... 5,395,000 5,279,676
b
Revenue , 1994 A , NATL Insured , 3.74%, 1/01/27 .......................... 6,600,000 6,226,344
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,100,393
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,301,950
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,320,454
St. Cloud Independent School District No. 742 , COP , 2017 A , 4% , 2/01/38 ......... 1,000,000 977,667
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 2,859,679
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 272,316
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 960,574
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 992,037
State of Minnesota , GO , 2023 B , 4% , 8/01/43 .............................. 4,745,000 4,553,193
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 717,744
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,260,971

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
University of Minnesota, (continued)
Revenue , 2017 A , 5% , 9/01/41 ........................................ $ 3,000,000 $ 3,044,190
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,157,848
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,172,355
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,199,192
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,036,163
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,088,921
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,271,009
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,221,219
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 4.38%, 2/01/33 .......................................... 2,470,000 1,778,031
GO , 2020 A , 4.5%, 2/01/34 ........................................... 2,470,000 1,685,609
GO , 2020 A , 4.88%, 2/01/37 .......................................... 2,470,000 1,416,887
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,675,639
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,030,262
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,054,941
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,039,595
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 193,877
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 143,996
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 118,661
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 250,664
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 349,558
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 533,347
582,911,547
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,758,223
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,758,222
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,789,623
6,306,068
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,932,075
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,732,621
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,635,034
Total Municipal Bonds (Cost $ 645,985,019 ) .....................................
602,170,609
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
Minnesota 1.7%
d
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3% , 11/15/48 ........ 4,600,000 4,600,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota (continued)
d
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.7% , 11/15/64 ............................................. $ 5,900,000 $ 5,900,000
10,500,000
Total Municipal Bonds (Cost $ 10,500,000 ) ......................................
10,500,000
Total Short Term Investments (Cost $ 10,500,000 ) ................................
10,500,000
a
Total Investments (Cost $ 656,485,019 ) 98.8% ...................................
$612,670,609
Other Assets, less Liabilities 1.2% .............................................
7,169,477
Net Assets 100.0% ...........................................................
$619,840,086
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $36,006,145, representing 5.8% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Missouri Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 4,730,576
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 554,428
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 6,200,000 5,103,420
10,388,424
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,634,402
Missouri 90.9%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,745,544
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,854,790
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 306,908
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,676,963
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,005,785
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,809,691
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,199,458
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,102,304
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,888,620
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,115,977
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 957,800
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,874,576
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,854,058
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,547,676
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,507,672
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,445,934
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,062,588
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,603,746
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 1,897,623
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 479,654
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,496,354
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,782,005
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,664,129
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 966,505
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 945,523
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 486,959
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 17,654,972
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 828,777
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,290,653
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,007,289
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,008,321
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,138,074

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... $ 1,705,000 $ 1,766,570
Airport , Revenue , 2024 A , AGMC Insured , 5.25% , 7/01/49 ................... 6,480,000 6,743,036
City of University City , COP , 2024 , 5% , 4/01/49 ............................. 1,205,000 1,221,991
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,377,815
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,651,158
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 467,086
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 319,237
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,376,737
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,556,136
Curators of the University of Missouri (The) , Revenue , 2024 , Refunding , 5% , 11/01/34 2,500,000 2,847,084
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,004,863
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,282,320
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 825,603
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 823,954
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,592,494
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,210,208
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,063,588
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,017,176
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,150,649
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,363,487
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,679,498
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,212,692
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,538,613
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,814,625
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,851,532
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,521,968
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,524,941
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,694,407
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,721,113
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 10,754,561
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,035,986
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,737,014
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,692,786
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,021,963
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 8,590,147
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,055,134
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,687,541
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 4,629,202
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,692,836
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,094,105
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,833,883
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 712,536

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
c
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. $ 2,610,000 $ 2,730,212
c
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... 1,935,000 1,889,763
c
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 2,926,490
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,152,474
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,709,536
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 8,470,523
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,640,377
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 17,567,732
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,392,738
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,155,785
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 4,971,632
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,276,220
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,532,780
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 355,968
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 402,571
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 747,471
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 68,005
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 145,679
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 156,591
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................ 2,070,000 2,107,268
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 386,899
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,120,626
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,241,110
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 450,630
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 334,223
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,018,763
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,045,031
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,010,095
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 30,210,492
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 7,905,989
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 4,989,080
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,076,347
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 3,662,733
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,087,889
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,170,407
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 955,217
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,733,283
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,273,434
City of Independence , Revenue , 2025 A , AGMC Insured , 5% , 12/01/54 ......... 1,225,000 1,214,206
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,160,750
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,518,245
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 737,304
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,327,406
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,664,327
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,046,560
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,746,908

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... $ 1,915,000 $ 1,716,601
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,390,000 2,085,841
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,725,000 3,470,587
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,005,374
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,675,452
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 1,725,000 1,642,011
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,400,197
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,359,327
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,611,367
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 1,865,176
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 .... 5,000,000 4,518,436
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,254,869
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 6,999,791
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,504,047
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,708,035
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,635,000 4,174,296
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,040,610
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 1,920,894
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,445,566
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,706,608
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,143,678
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,800,000 2,454,653
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................ 7,000,000 6,585,788
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 3,651,386
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 9,335,181
566,728,743
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,414,161
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,590,773
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,590,773
a,b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 3,200,000 2,280,432
5,461,978
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,802,832
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 354,940
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,345,660
4,503,432

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,567,610
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,479,316
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,411,187
b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 4,825,000 2,815,455
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,474,630
7,180,588
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,545,186
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,728,430
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,285,776
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,637,334
8,651,540
Total U.S. Territories .................................................................... 14,196,726
Total Municipal Bonds (Cost $ 660,863,321 ) .....................................
614,076,064
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 660,863,321 ) ...............................
614,266,666
a
a a a a
Short Term Investments 1.4%
Principal
Amount
Municipal Bonds 1.4%
Missouri 1.4%
f
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.05% ,
6/01/44 ........................................................ 5,700,000 5,700,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
f
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 2.8% , 3/01/40 ............................................... $ 3,200,000 $ 3,200,000
8,900,000
Total Municipal Bonds (Cost $ 8,900,000 ) .......................................
8,900,000
Total Short Term Investments (Cost $ 8,900,000 ) .................................
8,900,000
a
Total Investments (Cost $ 669,763,321 ) 99.9% ...................................
$623,166,666
Other Assets, less Liabilities 0.1% .............................................
592,421
Net Assets 100.0% ...........................................................
$623,759,087
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $24,671,474, representing 4.0% of net assets.
b
The rate shown represents the yield at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin New Jersey Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,604,310
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,604,310
Municipal Bonds 95.8%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,087,768
Delaware 2.0%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 11,332,751
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,576,836
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,377,689
14,287,276
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 3,870,471
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 554,428
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 5,450,000 4,486,071
b ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 3,650,000 3,288,650
12,199,620
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,148,051
New Jersey 78.8%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,500,000 1,302,993
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 260,116
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,810,274
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,761,649
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,163,731
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AGMC Insured , 4% , 11/01/44 .................. 1,350,000 1,186,113
Revenue , 2024 B , AGMC Insured , 5% , 11/01/42 ........................... 1,200,000 1,236,987
Revenue , 2024 B , AGMC Insured , 5% , 11/01/43 ........................... 825,000 847,822
Revenue , 2024 B , AGMC Insured , 5% , 11/01/44 ........................... 950,000 973,606
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,055,967
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,586,759
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,095,823
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 983,527
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,026,106
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,043,594
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,091,405
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,781,273

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ $ 1,645,000 $ 1,544,817
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,241,987
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 3,991,310
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 377,744
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 476,973
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,499,923
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 754,657
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 699,946
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 593,653
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,014,942
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 4,732,317
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,049,165
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 951,129
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,010,683
Jersey City Municipal Utilities Authority ,
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,476,415
Water Fund , Revenue , 2024 C , AGMC Insured , 5.25% , 10/15/54 .............. 1,500,000 1,554,706
Middlesex County Improvement Authority , Rutgers The State University of New Jersey ,
Revenue , 2023 A , 5% , 8/15/53 ........................................ 1,050,000 1,075,269
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,126,455
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,040,916
New Jersey Economic Development Authority ,
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 4,980,963
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,055,387
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 12,981,735
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 642,177
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 583,837
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,372,750
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,001,961
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,339,739
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,123,157
State of New Jersey , Revenue , 2015 WW , Pre-Refunded , 5% , 6/15/37 .......... 4,760,000 4,763,365
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,317,511
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,088,570
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,030,228
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,207,004
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,004,273
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,113,633
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... 2,245,000 2,246,232
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,210,547
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,064,877
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,037,772

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ $ 3,955,000 $ 4,057,322
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 400,153
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,300,142
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,872,642
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 878,257
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,625,542
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 1,978,189
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,052,192
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 330,000 339,788
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,628,570
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,351,107
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,081,362
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,023,950
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 9,868,357
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,501,388
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 13,500,000 14,066,607
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 135,000 135,096
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,247,599
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 741,939
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 734,602
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,080,983
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,374,707
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 6,982,814
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 7,620,029
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,085,297
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 9,918,187
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,308,442
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,829,532
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,085,875
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,005,709
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,878,446
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,112,831
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 10,706,270
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 2,930,000 2,735,278
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,456,202
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,963,915
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 2,824,365
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 1,898,918
e
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 1,000,000 972,158
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,770,000 3,574,040
f
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,545,743
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 986,160
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 390,652
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,522,879

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ $ 4,005,000 $ 3,150,246
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 5,680,479
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,118,571
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,449,732
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,250,000 4,227,736
New Jersey Infrastructure Bank , Revenue , 2024 A-W1 , 5% , 9/01/49 ............. 2,000,000 2,084,788
New Jersey Institute of Technology ,
Revenue , 2015 A , Refunding , 5% , 7/01/45 ............................... 6,000,000 6,008,943
Revenue , 2025 A , BAM Insured , 5.25% , 7/01/55 ........................... 1,750,000 1,808,972
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AGMC Insured , 3.91%, 12/15/33 ........ 10,000,000 7,205,034
c
State of New Jersey , Revenue , 2009 A , 3.82%, 12/15/32 .................... 10,000,000 7,539,206
c
State of New Jersey , Revenue , 2009 A , 4.31%, 12/15/36 .................... 500,000 305,818
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.58%, 12/15/39 ......... 10,000,000 5,178,583
c
State of New Jersey , Revenue , 2010 A , 3.54%, 12/15/29 .................... 5,000,000 4,262,970
c
State of New Jersey , Revenue , 2010 A , 4.74%, 12/15/40 .................... 4,750,000 2,291,903
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,289,283
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 1,500,000 1,513,367
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,098,377
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,834,905
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,172,377
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 6,336,021
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,456,639
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,200,807
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,618,249
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,044,190
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,077,238
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 9,799,917
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,226,854
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,530,524
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,548,496
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 15,658,619
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,530,694
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 4,822,716
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,344,150
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,062,408
f
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 4,250,000 4,396,370
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 566,297
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 594,044
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 582,229
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 534,111
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 18,725,298
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 190,000 191,234
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 676,439
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,003,274
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,007,474
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 709,182
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 956,003

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Passaic County Improvement Authority (The), (continued)
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ $ 625,000 $ 608,470
South Jersey Port Corp. , Revenue , 2017 B , 5% , 1/01/48 ...................... 4,625,000 4,412,273
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,763,885
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 4,754,855
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,610,614
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,209,775
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,726,469
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,294,456
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 17,070,020
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ........... 5,500,000 5,034,761
573,237,051
New York 1.9%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,254,117
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,658,156
13,912,273
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,020,230
Pennsylvania 6.9%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,659,570
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,002,395
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,268,568
Revenue , 2018 A , 5% , 1/01/39 ........................................ 3,650,000 3,773,877
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 9,854,851
50,559,261
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,255,874
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,255,873
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 797,035
3,308,782
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,802,832
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 1,979,150
3,781,982
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,155,081

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 1,500,000 $ 1,167,881
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 1,881,833
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 1,966,173
5,015,887
U.S. Territories 1.9%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,010,513
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 ......... 850,000 814,060
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 ..............
500,000 524,528
2,349,101
Puerto Rico 1.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,185,209
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,194,178
11,379,387
Total U.S. Territories .................................................................... 13,728,488
Total Municipal Bonds (Cost $ 736,286,621 ) .....................................
696,441,750
Shares
Escrows and Litigation Trusts 0.0%
†
a ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 737,886,621 ) ...............................
698,206,588
a
a a a a
Short Term Investments 2.4%
Principal
Amount
Municipal Bonds 2.4%
New Jersey 2.4%
h
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.1% , 7/01/43 .................................. 800,000 800,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.1% , 7/01/43 .................................. 16,885,000 16,885,000
17,685,000
Total Municipal Bonds (Cost $ 17,685,000 ) ......................................
17,685,000
Total Short Term Investments (Cost $ 17,685,000 ) ................................
17,685,000
a
Total Investments (Cost $ 755,571,621 ) 98.4% ...................................
$715,891,588
Other Assets, less Liabilities 1.6% .............................................
11,106,561
Net Assets 100.0% ...........................................................
$726,998,149

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $26,625,564, representing 3.7% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Security purchased on a when-issued basis.
g
Non-income producing.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin North Carolina Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,604,309
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,604,309
Municipal Bonds 97.8%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,924,512
Florida 2.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 3,993,343
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 978,403
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 5,400,000 4,444,914
b ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 3,750,000 3,378,750
12,795,410
Illinois 0.7%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 485,405
State of Illinois ,
GO , 2016 , 5% , 11/01/34 ............................................. 1,100,000 1,111,940
GO , 2021 A , 5% , 3/01/33 ............................................ 2,000,000 2,123,416
3,720,761
New Jersey 1.0%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 906,971
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,893,124
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 350,279
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,010,972
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 309,568
5,470,914
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,374,625
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,474,666
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,717,865
8,567,156
North Carolina 85.8%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 304,432
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 301,661
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 353,227
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,048,399
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,221,619
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,857,373

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. $ 8,250,000 $ 8,372,178
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,110,112
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,434,023
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 4,935,504
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/39 ......................... 5,000,000 4,899,016
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 8,774,198
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,309,958
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,610,668
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,261,001
e
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,120,339
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,115,926
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 336,415
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,634,237
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,074,388
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 4,015,000 3,899,684
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,271,053
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,562,288
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,619,890
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,896,722
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 9,305,000 8,412,522
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 9,284,690
County of Brunswick , GO , 2022 , 4% , 8/01/39 .............................. 1,550,000 1,531,800
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 379,235
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 322,050
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 492,510
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 204,342
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 359,242
County of Durham ,
GO , 2019 , 4% , 6/01/37 ............................................. 450,000 449,966
GO , 2019 , 4% , 6/01/39 ............................................. 700,000 691,688
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ............................... 1,000,000 963,791
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 4,800,705
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,299,117
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 2,880,423
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 4,760,073
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 3,982,494
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,490,038
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 1,014,233
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 342,308
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 382,628
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 4,760,746
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,711,862
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,234,060
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,200,005

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ $ 7,870,000 $ 8,376,669
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,107,491
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,440,501
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,535,981
e
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. 2,460,000 2,542,462
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,030,899
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,700,000 1,705,283
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 410,622
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 517,610
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 572,670
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,943,677
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,941,819
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,040,397
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,724,000
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 705,759
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 339,500
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,678,516
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,518,777
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 4,627,218
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,072,582
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,009,770
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,203,668
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,242,692
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/38 .............. 5,500,000 5,497,773
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/39 .............. 2,500,000 2,470,205
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 8,889,550
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,640,918
North Carolina Central University ,
Revenue , 2019 , AGMC Insured , 5% , 4/01/44 ............................. 1,575,000 1,593,527
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 843,322
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,497,152
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,179,862
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 638,580
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,313,532
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 1,940,988
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,665,962
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,581,794
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,003,241
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,271,259
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,887,711
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 852,946
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,044,998
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,213,395
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 347,975
Duke University Health System, Inc. , Revenue , 2016 D , Refunding , 4% , 6/01/42 ... 7,000,000 6,537,711
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,385,881
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 745,723
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 180,000 174,055
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 177,121
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 796,214
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,343,557

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ $ 1,670,000 $ 1,271,023
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,282,386
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ 4,000,000 3,889,380
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 19,788,994
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,825,155
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 5,620,219
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,092,298
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 4,848,114
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 879,568
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,649,829
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,048,971
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,801,860
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 836,635
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,352,234
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,076,470
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,334,241
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,616,242
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 740,025
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 725,002
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,231,183
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,000
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 304,292
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 462,481
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 515,981
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 365,669
e
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,273,065
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,452,583
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,475,311
Revenue, Senior Lien , 2017 , Refunding , AGMC Insured , 5% , 1/01/31 ........... 1,000,000 1,024,016
Revenue, Senior Lien , 2019 , AGMC Insured , 5% , 1/01/49 ................... 2,000,000 2,001,925
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,103,004
Revenue, Senior Lien , 2024 A , AGMC Insured , 5% , 1/01/58 .................. 3,000,000 2,969,673
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/35 .............. 1,300,000 1,407,103
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,880,285
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,889,893
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,324,357
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,580,944
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,331,884
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,085,922
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/33 ........................................................ 4,625,000 4,671,503
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 5,200,000 5,103,066
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 550,460
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,663,129
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ 1,500,000 1,606,711
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 8,000,000 7,685,541
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,471,903

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... $ 2,500,000 $ 2,252,322
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,361,056
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,310,804
University of North Carolina at Charlotte (The) ,
Revenue , 2017 , 5% , 10/01/47 ........................................ 5,000,000 5,049,863
Revenue , 2017 A , Refunding , 4% , 10/01/40 .............................. 2,250,000 2,103,953
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,001,320
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,035
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... 2,685,000 2,421,549
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 908,396
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,356,341
487,259,523
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,600,000 1,339,598
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,600,000 1,339,598
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,992,588
4,671,784
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 193,188
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 190,769
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,052,452
2,436,409
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,320,093
Wisconsin 1.0%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,245,740
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 4,647,689
5,893,429
U.S. Territories 3.8%
Guam 0.9%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 788,240
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 407,343
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 277,820
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 658,167
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,069,486
5,201,056
Puerto Rico 2.9%
Commonwealth of Puerto Rico ,
c,f
GO , FRN , 2.57%, 11/01/43 ........................................... 96,418 57,971

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... $ 25,850 $ 26,536
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 26,658
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 26,446
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 22,536
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 19,889
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 16,702
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 21,065
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 21,015
c
GO , 2022 A-1 , 4.93%, 7/01/33 ........................................ 30,143 20,431
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,481,512
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 457,395
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 188,836
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 12,890,000 12,110,872
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,867,629
16,365,493
Total U.S. Territories .................................................................... 21,566,549
Total Municipal Bonds (Cost $ 595,463,702 ) .....................................
555,626,540
Shares
Escrows and Litigation Trusts 0.0%
†
a ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
167,437
Total Long Term Investments (Cost $ 597,063,702 ) ...............................
557,398,286
a
a a a a
Short Term Investments 0.5%
Principal
Amount
Municipal Bonds 0.5%
North Carolina 0.5%
h
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 G , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% ,
1/15/48 ......................................................... 2,900,000 2,900,000
Total Municipal Bonds (Cost $ 2,900,000 ) .......................................
2,900,000
Total Short Term Investments (Cost $ 2,900,000 ) .................................
2,900,000
a
Total Investments (Cost $ 599,963,702 ) 98.6% ...................................
$560,298,286
Other Assets, less Liabilities 1.4% .............................................
7,825,414
Net Assets 100.0% ...........................................................
$568,123,700

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $21,400,227, representing 3.8% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
The coupon rate shown represents the rate at period end.
g
Non-income producing.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Ohio Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,208,619
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,208,619
Municipal Bonds 98.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,342,884
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 7,802,378
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,434,991
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 10,700,000 8,807,515
18,044,884
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 1,904,893
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 630,235
Ohio 91.7%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 .............. 3,000,000 3,012,940
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 998,754
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 3,500,000 3,503,633
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,340,379
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,018,922
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,806,399
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,593,407
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,372,255
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................ 3,000,000 2,850,915
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,269,698
Beachwood City School District , GO , 2023 , 4% , 12/01/53 ..................... 7,575,000 6,648,375
d
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,035,466
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 .......... 4,000,000 2,455,479
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 ..................... 7,155,000 7,183,351
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 ................. 7,025,000 7,043,604
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,054,420
Brooklyn City School District , GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ... 9,000,000 9,092,020
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 176,195
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 183,648
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 190,169
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 192,776
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 198,497
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 200,348

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ $ 240,000 $ 210,060
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 211,308
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.84%, 12/01/32 ............................... 3,955,000 2,980,354
GO , 2005 , NATL Insured , 3.99%, 12/01/33 ............................... 2,000,000 1,434,021
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,782,044
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,814,498
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,914,125
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,056,107
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,039
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 913,226
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,366,279
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,290,569
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,089,377
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 1,986,663
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,081,858
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,114,373
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 2,843,823
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,036,391
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 8,197,427
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 ..... 3,760,000 3,218,126
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/37 1,000,000 980,679
c
Division of Public Power , Revenue , B-2 , NATL Insured , 5.02%, 11/15/38 ......... 10,000,000 5,133,297
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 97,585
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 667,371
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 93,566
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 429,957
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,648,730
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,186,760
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,149,668
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/50 ... 5,000,000 5,165,222
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 611,999
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,400,696
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 967,747
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 4,719,289
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 4,800,194
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 1,957,212
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ................... 750,000 763,036
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AGMC
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,058,608

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. $ 5,000,000 $ 4,638,771
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,294
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,096,734
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,588
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,677,299
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,588
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 15,883
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,294
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,005,914
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,062,507
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,488,354
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,730,930
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,102,688
County of Hamilton ,
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 5,009,573
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,646,279
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 2,839,494
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,020,944
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 600,000 605,048
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 4,953,265
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,547,364
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,660,774
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 871,799
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,438,545
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,838,582
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,286,809
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,037,823
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 1,888,215
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 ....... 1,485,000 1,273,706
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,478,871
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 350,000 300,386
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,104,697
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,121,092
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,155,952
GO , 2024 B , 5% , 12/01/53 ........................................... 2,100,000 2,163,550
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,548,249
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,998,158
Grandview Heights City School District ,
GO , 2019 , 5% , 12/01/53 ............................................. 2,150,000 2,165,757
GO , 2025 , 5% , 12/01/58 ............................................. 1,260,000 1,285,501
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ........... 2,000,000 2,001,454
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 10,000,000 8,943,694
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 18,870,000 17,052,698
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,007,011
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,926,448
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,070,223

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
e
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . $ 3,000,000 $ 3,135,223
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ 1,800,000 1,668,891
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 ..... 9,605,000 10,546,708
Miami University ,
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,030,088
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,084,103
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,197,864
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 125,638
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,146
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 115,113
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 384,554
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,004,121
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,535,695
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,246,074
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 707,952
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 555,288
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,092,126
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,802,961
e
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2009 C ,
Mandatory Put , 1.5% , 11/04/25 ....................................... 2,000,000 1,965,387
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,819,845
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 5,974,024
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 4,944,919
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,011,703
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,086,758
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,135,619
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 312,922
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,400,977
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,093,953
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 896,611
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,293,982
d
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 4,850,196
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 992,918
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,264,000
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,611,601
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,331,493
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,772,490
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,257,764
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,545,029
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,108,050
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 10,628,628
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,728,457
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 385,108
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 16,377,917
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,930,000 9,510,818
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,500,000 7,175,079
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 10,987,875
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 8,841,031

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ $ 2,575,000 $ 2,592,925
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,320,682
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 13,824,932
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 4.48%, 2/15/38 ................ 3,665,000 2,087,820
c
Revenue, Junior Lien , 2013 A-2 , 4.98%, 2/15/43 ........................... 10,485,000 4,386,505
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,082,239
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,205,092
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,363,309
Revenue , 2021 , 5% , 6/01/46 ......................................... 5,555,000 5,694,217
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 10,586,022
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,157,749
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 6,910,795
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,242,467
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 3,200,000 3,379,911
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 7,960,615
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 ..................... 7,660,000 6,938,600
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,477,309
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 1,945,596
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/53 ............... 1,000,000 1,018,570
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/58 ............... 1,000,000 1,021,321
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/63 ............... 1,000,000 1,017,689
c
Princeton City School District ,
GO , 2014 , Refunding , 4.98%, 12/01/40 ................................. 6,000,000 2,822,394
GO , 2014 , Refunding , 5.09%, 12/01/41 ................................. 6,000,000 2,643,103
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,680,509
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,439,143
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,134,532
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,745,214
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,439,924
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,103,841
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,175,729
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 934,498
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 4,989,458
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,080,878
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,837,989
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,139,839
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 5,460,827
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 .... 9,700,000 9,700,000
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,276,038
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,772,632
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,612,186
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,065,920
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 350,000 301,616
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,126,380
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,315,268

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Toledo-Lucas County Port Authority, (continued)
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... $ 2,840,000 $ 2,219,254
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 3,788,931
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,078,267
University of Akron (The) , Revenue , 2018 A , Refunding , 5% , 1/01/42 ............. 5,725,000 5,772,141
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,212,687
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 8,673,955
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 8,000,000 8,258,825
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,717,449
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,653,384
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,883,452
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,869,371
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,726,452
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,073,254
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,221,746
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 970,000 982,979
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,264,265
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,524,637
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,971,069
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,445,052
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ... 10,000,000 10,098,787
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 6,488,520
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,012,741
857,511,939
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,679,196
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,679,196
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 5,250,000 4,151,079
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,550,512
12,059,983
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 237,908
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,398,112
4,636,020
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,557,679
Wisconsin 1.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,413,621
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,634,216

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 21,750,000 $ 12,691,430
17,739,267
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 987,674
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 972,535
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 457,395
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 241,758
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,033,511
3,692,873
Total U.S. Territories .................................................................... 3,692,873
Total Municipal Bonds (Cost $ 967,617,525 ) .....................................
921,120,657
Total Long Term Investments (Cost $ 970,817,525 ) ...............................
924,329,276
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Ohio 0.3%
f
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.1% , 8/15/51 ........... 2,890,000 2,890,000
f
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3% , 12/01/54 .................................. 100,000 100,000
2,990,000
Total Municipal Bonds (Cost $ 2,990,000 ) .......................................
2,990,000
Total Short Term Investments (Cost $ 2,990,000 ) .................................
2,990,000
a
Total Investments (Cost $ 973,807,525 ) 99.1% ...................................
$927,319,276
Other Assets, less Liabilities 0.9% .............................................
8,021,378
Net Assets 100.0% ...........................................................
$935,340,654
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $71,684,143, representing 7.7% of net assets.
c
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

d
Security purchased on a when-issued basis.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,506,734
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,506,734
Municipal Bonds 99.6%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,928,605
Florida 1.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 978,403
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 8,400,000 6,914,311
b ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 5,600,000 5,045,600
12,938,314
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,296,042
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 824,462
3,120,504
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,244,665
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,062,047
4,306,712
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 4,654,571
Oregon 89.0%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,200,065
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,483,266
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,000,000 5,067,285
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,539,014
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.69%, 6/15/31 ............. 1,000,000 801,579
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,085,617
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,618,307
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,571,763
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,113,657
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 337,339
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,427,456
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 455,810
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,716,225
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,506,486
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,532,063
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 930,000 935,131
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... 2,330,000 2,086,036

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Medford, (continued)
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... $ 1,715,000 $ 1,523,296
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,793,007
City of Portland , Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% ,
10/01/54 ........................................................ 5,660,000 5,777,716
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,295,747
Clackamas County School District No. 12 North Clackamas ,
c
GO , 2017 A , 5.1%, 6/15/40 ........................................... 10,000,000 4,733,729
c
GO , 2017 A , 5.49%, 6/15/42 .......................................... 32,770,000 13,169,985
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,308,295
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,160,222
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,774,238
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,656,119
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 4.33%, 6/15/37 ................................................ 12,130,000 7,279,987
GO , 4.51%, 6/15/38 ................................................ 12,495,000 7,033,328
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,075,000
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,344,367
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,019,743
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,816,027
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,571,417
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,074,008
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 6,666,165
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,492,429
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,449,479
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,760,000 2,760,472
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,055,003
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,856,900
c
GO , 2019 B , 5.06%, 6/15/40 ......................................... 705,000 335,692
c
GO , 2019 B , 5.17%, 6/15/41 ......................................... 710,000 316,532
c
GO , 2019 B , 5.27%, 6/15/42 ......................................... 610,000 254,292
c
GO , 2019 B , 5.32%, 6/15/43 ......................................... 820,000 321,823
c
GO , 2019 B , 5.37%, 6/15/44 ......................................... 1,115,000 411,905
c
GO , 2019 B , 5.4%, 6/15/45 .......................................... 985,000 343,021
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 974,799
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 4,933,451
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,206,752
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,157,683
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,370,762
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 10,950,000 11,040,342
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... 10,790,000 10,491,447
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,363,336
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,009,810
Multnomah County School District No. 1J Portland , GO , 2023 , 4% , 6/15/41 ........ 10,000,000 9,231,159

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
Multnomah County School District No. 40 ,
GO , 2012 B , 3.38%, 6/15/27 ......................................... $ 2,655,000 $ 2,479,354
GO , 2012 B , 3.47%, 6/15/28 ......................................... 2,495,000 2,249,355
GO , 2012 B , 3.56%, 6/15/29 ......................................... 2,595,000 2,252,739
GO , 2012 B , 3.66%, 6/15/30 ......................................... 1,885,000 1,572,822
GO , 2012 B , 3.7%, 6/15/31 .......................................... 2,030,000 1,626,241
GO , 2012 B , 3.81%, 6/15/32 ......................................... 2,000,000 1,532,859
GO , 2023 A , 3.62%, 6/15/30 .......................................... 425,000 354,615
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,076,893
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,103,334
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 2,345,000 2,361,621
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,717,187
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 11,656,328
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 23,130,373
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,048,678
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 665,000 657,530
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,556,537
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,501,204
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 25,448,903
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,520,131
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 3,944,535
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,661,482
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,191,700
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 225,685
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,087,652
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 406,827
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 477,450
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,417,039
e
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 9,903,302
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,887,747
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 36,742,756
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,313,759
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,677,163
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,538,901
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,753,834
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,165,724
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,683,385
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,138,857
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,569,961
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,379,403
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 13,925,155
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 973,032
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 553,462
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 500,446
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,152,221
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,406,037
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 136,010
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 264,292

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... $ 310,000 $ 317,448
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 512,619
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 381,729
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 394,755
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 362,753
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,362,576
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,007,633
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 16,760,545
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 3.51%, 6/15/30 ......................................... 8,500,000 7,131,005
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 5,977,721
Seaside School District No. 10 , GO , 2017 B , 5% , 6/15/36 ..................... 2,500,000 2,562,153
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 2,855,381
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,195,077
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,016,168
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,479,884
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,326,592
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 7,500,000 7,865,389
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,063,972
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,130,028
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,202,300
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 350,000 360,915
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,590,027
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,232,133
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 708,965
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,175,054
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,512,563
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,123,705
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 264,161
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 315,954
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,273,392
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,629,983
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,159,113
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 999,586
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,444,980
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,122,331
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 19,497,768
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.91%, 6/15/38 .......................................... 2,350,000 1,257,077
GO , 2018 A , 5.06%, 6/15/39 .......................................... 3,275,000 1,638,180
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 3.53%, 6/15/29 ......................................... 2,545,000 2,209,333
GO , 2012 B , 3.59%, 6/15/30 ......................................... 2,490,000 2,080,712
GO , 2012 B , 3.69%, 6/15/31 ......................................... 3,140,000 2,516,959
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ...... 1,600,000 1,611,459

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... $ 1,045,000 $ 1,118,660
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,151,734
713,751,577
South Carolina 1.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 2,093,122
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,093,122
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 7,650,000 6,048,714
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,391,106
12,626,064
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 258,507
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 258,870
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,078,679
3,596,056
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 1,980,139
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,868,610
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 6,797,938
8,666,548
U.S. Territories 3.7%
Puerto Rico 3.7%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,069,052
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,283,976
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 972,535
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 18,551,525
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,801,445
29,678,533
Total U.S. Territories .................................................................... 29,678,533
Total Municipal Bonds (Cost $ 838,237,000 ) .....................................
798,247,623
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 840,737,000 ) ...............................
801,040,463
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
Short Term Investments 0.0%
†
a a
Principal
Amount
a
Value
Municipal Bonds 0.0%
†
Oregon 0.0%
†
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. $ 300,000 $ 300,000
Total Municipal Bonds (Cost $ 300,000 ) .........................................
300,000
Total Short Term Investments (Cost $ 300,000 ) ..................................
300,000
a
Total Investments (Cost $ 841,037,000 ) 99.9% ...................................
$801,340,463
Other Assets, less Liabilities 0.1% .............................................
329,763
Net Assets 100.0% ...........................................................
$801,670,226
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $65,967,700, representing 8.2% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Non-income producing.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,005,387
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,005,387
Municipal Bonds 97.2%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 4,853,447
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 652,269
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 6,700,000 5,514,987
11,020,703
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 5,830,278
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,158,086
10,988,364
Pennsylvania 91.6%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 3,100,000 2,854,690
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 1,505,000 1,367,690
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,584,677
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,508,704
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,386,270
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,165,344
Revenue , 2025 A , AGMC Insured , 5.5% , 1/01/50 .......................... 4,000,000 4,178,511
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 696,234
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,075,279
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 1,914,983
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,335,910
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 921,569
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,076,192
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,841,805
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 618,691
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 614,912
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,651,880
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,899,035
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,629,217
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,468,647
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 8,950,179
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 969,078
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 553,047

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... $ 1,245,000 $ 1,248,056
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 750,147
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,058,103
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,094,723
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 954,159
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 960,759
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,089,915
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,301,123
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 7,826,238
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,814,947
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,291,676
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,215,825
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,593,273
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,059,630
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 933,200
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 489,251
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,347,776
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 369,342
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 837,397
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,219,564
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 389,959
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 646,378
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 730,496
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/37 ............................................ 2,000,000 2,080,160
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,193,313
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,651,426
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,360,470
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 9,846,638
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,625,331
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 4,923,974
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,432,061
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,264,654
Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% , 9/01/54 ......... 5,000,000 5,180,242
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,374,281
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/34 .................................................... 10,000,000 10,011,161
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,113,108
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,049,149
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 682,286
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 443,511

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... $ 2,500,000 $ 2,374,698
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,560,000 1,555,336
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,580,558
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,884,374
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,006,230
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,072,912
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,584,866
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 837,585
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 2,941,654
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,754,665
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,179,920
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,751,703
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,034,401
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 838,994
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 832,486
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,491,516
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,154,442
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 564,027
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 886,832
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 863,842
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 858,716
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,247,534
Lancaster County Hospital Authority ,
d
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,365,811
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,113,471
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,524,988
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,392,301
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,158,846
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 391,721
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,754,995
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,130,173
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,193,437
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 501,610
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 1,250,000 1,164,461
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,081,018
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,069,200

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ $ 750,000 $ 581,455
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 596,903
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ... 6,500,000 5,788,970
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,815,645
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,163,880
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,801,317
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,599,509
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,386
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,607
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,718,868
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,516,373
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,299,472
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,020,419
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,210,727
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 4,842,256
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 524,655
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 1,942,613
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,510,141
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 9,177,832
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,011,076
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,510,885
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 1,977,947
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,877,754
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,011,419
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 431,806
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,444,018
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AGMC Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,116,571
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 918,455
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 722,748
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 630,258
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,666,213
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,041,678
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,303,936
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% ,
1/01/41 ........................................................ 1,015,000 945,768

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ $ 500,000 $ 504,695
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,307,435
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,376,172
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,451,187
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,323,881
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,219,526
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,095,702
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,172,043
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,861,710
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 2,927,001
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,279,974
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,969,609
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 7,000,000 7,034,002
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 14,099,478
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,137,904
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,482,453
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,022,912
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,380,249
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,697,825
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,164,854
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,517,837
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,108,603
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,104,592
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,195,534
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,468,620
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 9,805,972
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,655,727
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,175,632
Philadelphia Authority for Industrial Development ,
e
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 2,920,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,178,314
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 245,000 250,961
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 296,333
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,390,568
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,608,126
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,409,736
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,315,462
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,350,253
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,019,273
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,001,730
Revenue , 17th A , AGMC Insured , 5.25% , 8/01/54 .......................... 2,000,000 2,067,107
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,613,784
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,457,809
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,762,797

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, (continued)
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. $ 1,685,000 $ 1,788,554
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,670,337
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. 3,845,000 3,767,614
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,424,292
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2016 , Refunding , 5% , 11/01/37 .............. 4,000,000 4,011,772
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 1,889,797
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 1,949,560
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 1,999,171
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,105,962
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 10,000,000 10,008,228
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,559,658
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,180,833
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,031,950
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AGMC Insured , 5% , 4/01/44 ........... 1,000,000 1,037,680
Revenue, First Series , 2025 , Refunding , AGMC Insured , 5% , 4/01/45 ........... 750,000 774,984
Township of Northampton , GO , 2021 , 4% , 5/15/39 ........................... 1,495,000 1,450,090
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 849,404
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,248,109
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,044,300
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 750,977
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,422,822
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,286,876
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,005,060
613,918,541
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,590,773
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,674,497
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 797,035
4,062,305
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,418,962
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,567,610
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,900,000 1,479,316

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 1,100,000 $ 1,086,442
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 972,535
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,758,222
5,817,199
Total U.S. Territories .................................................................... 5,817,199
Total Municipal Bonds (Cost $ 710,181,357 ) .....................................
651,273,000
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 712,181,357 ) ...............................
653,488,699
a
a a a a
Short Term Investments 1.6%
Principal
Amount
Municipal Bonds 1.6%
Pennsylvania 1.6%
g
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 2.5% , 12/01/37 ................................................ 1,500,000 1,500,000
g
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.85% ,
6/01/35 ......................................................... 5,300,000 5,300,000
g
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 2.95% , 7/01/54 ............................................. 3,800,000 3,800,000
10,600,000
Total Municipal Bonds (Cost $ 10,600,000 ) ......................................
10,600,000
Total Short Term Investments (Cost $ 10,600,000 ) ................................
10,600,000
a
Total Investments (Cost $ 722,781,357 ) 99.1% ...................................
$664,088,699
Other Assets, less Liabilities 0.9% .............................................
6,243,344
Net Assets 100.0% ...........................................................
$670,332,043
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $30,964,713, representing 4.6% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Virginia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.4%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 836,744
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 2,948,930
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 717,496
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 4,025,000 3,313,107
6,979,533
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,456,213
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,024,449
2,480,662
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,609,663
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 917,453
4,527,116
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,150,978
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,200,000 1,004,699
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,200,000 1,004,698
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,594,070
3,603,467
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 231,112
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 257,804
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,539,339
2,028,255
Virginia 80.1%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,131,850
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,177,098
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,116,249
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,270,202
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,499,591
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,395,365

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,288,426
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 975,000 980,740
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,158,299
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 2,933,628
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,133,066
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,775,227
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 936,119
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,589,445
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,260,532
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AGMC Insured , 4% , 7/15/47 ................................. 2,500,000 2,230,264
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,586,679
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,015,185
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,012,172
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ...... 10,000,000 10,126,642
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,817,688
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,523,803
GO , 2024 A , 4% , 6/01/42 ............................................ 3,180,000 3,128,841
County of Fairfax ,
GO , 2024 A , 4% , 10/01/42 ........................................... 5,000,000 4,810,098
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,378,519
GO , 2025 A , 4% , 10/01/44 ........................................... 4,395,000 4,220,012
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,205,769
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,665,830
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,112,663
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,732,069
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,265,038
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,553,102
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,042,383
Farmville Industrial Development Authority ,
c
Elwood Place LLC , Revenue , 2021 , AGMC Insured , Mandatory Put , 5.375% , 7/01/43 5,000,000 5,120,634
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,528,250
Hampton Roads Sanitation District , Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ... 5,000,000 5,121,196
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,802,739
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 4,910,155
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 479,128
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,280,596

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... $ 1,500,000 $ 1,291,604
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,151,783
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 4,993,239
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... 2,260,000 2,325,350
Isle Wight County Industrial Development Authority , Riverside Healthcare Association
Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/53 ............. 4,680,000 4,738,011
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 665,000 614,840
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 985,885
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 1,892,083
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,147,100
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,510,576
Loudoun County Economic Development Authority , Howard Hughes Medical Institute ,
Revenue , 2022 A , Refunding , 4% , 10/01/52 .............................. 8,945,000 8,021,395
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,431,845
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,017,770
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,360,607
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,044,829
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,664,162
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 822,201
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,702,051
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,811,962
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,292,757
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,006,477
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,776,765
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 6,223,769
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,443,456
Salem Economic Development Authority ,
Roanoke College , Revenue , 2020 , Refunding , 5% , 4/01/49 .................. 925,000 843,876
d
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 308,023
d
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 714,832
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,645
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,717,311
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,095,892
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,016,201
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 76,905
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,022,435
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 658,201

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ $ 450,000 $ 309,105
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 395,917
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 782,342
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,152,872
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/36 .................. 2,750,000 2,591,908
Regent University , Revenue , 2021 , Refunding , 3% , 6/01/41 .................. 4,800,000 3,618,414
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/46 .................. 3,725,000 3,062,513
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,309,593
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,082,698
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,079,718
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,838,729
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 2,909,589
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,565,131
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,257,733
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,606,828
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 5,795,000 5,890,424
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,494,507
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,220,248
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 7,740,482
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 5,784,706
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,221,829
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,000,000 5,827,515
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,561,280
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,324,733
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 4,774,241
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,095,406
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 956,572
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,235,038
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,018,331
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,035,696
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 1,250,000 1,266,185
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,633,514
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,803,678
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 3,865,071
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/38 ... 2,000,000 1,892,268
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,761,204
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 4,909,235
355,875,383
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 990,069

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 1,200,000 $ 934,305
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 983,087
1,917,392
U.S. Territories 9.7%
District of Columbia 7.8%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 4,986,663
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,045,502
Aviation , Revenue , 2024 A , Refunding , 5.25% , 10/01/49 ..................... 2,000,000 2,031,510
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 1,000,000 1,031,443
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,176,049
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,605,667
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,020,268
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,586,992
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,774,140
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 5,000,000 5,062,593
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 3,200,000 3,238,342
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 2,000,000 2,013,959
34,573,128
Puerto Rico 1.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,679,046
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 441,200
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 184,184
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 5,861,087
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 469,778
8,635,295
Total U.S. Territories .................................................................... 43,208,423
Total Municipal Bonds (Cost $ 456,708,668 ) .....................................
423,598,022
Shares
Escrows and Litigation Trusts 0.0%
†
e ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
119,482
Total Long Term Investments (Cost $ 456,708,668 ) ...............................
423,717,504
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 200 .
Short Term Investments 3.2%
a a
Principal
Amount
a
Value
Municipal Bonds 3.2%
Virginia 3.2%
g
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3% ,
10/01/48 ........................................................ $ 14,300,000 $ 14,300,000
Total Municipal Bonds (Cost $ 14,300,000 ) ......................................
14,300,000
Total Short Term Investments (Cost $ 14,300,000 ) ................................
14,300,000
a
Total Investments (Cost $ 471,008,668 ) 98.6% ...................................
$438,017,504
Other Assets, less Liabilities 1.4% .............................................
5,971,516
Net Assets 100.0% ...........................................................
$443,989,020
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $11,076,172, representing 2.5% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Non-income producing.
f
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
Certain or all Funds may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2025, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2025, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $31,040,367 $— $(5,977,234) $(1,118,266) $(280,514) $23,664,353 1,030,000 $264,272
Total Affiliated Securities ... $31,040,367 $— $(5,977,234) $(1,118,266) $(280,514) $23,664,353 $264,272
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,296,565 $— $(9,063,848) $(1,389,377) $(192,224) $26,651,116 1,160,000 $304,008
Total Affiliated Securities ... $37,296,565 $— $(9,063,848) $(1,389,377) $(192,224) $26,651,116 $304,008
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 501,347 $ 501,347
Municipal Bonds ......................... — 164,253,728 — 164,253,728
Total Investments in Securities ........... $— $164,253,728 $501,347 $164,755,075
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 637,678,053 $ — $ 637,678,053
Total Investments in Securities ........... $— $637,678,053 $— $637,678,053
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,403,771 1,403,771
Municipal Bonds ......................... — 471,936,861 — 471,936,861
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $474,736,861 $1,403,771 $476,140,632
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 138,329,187 — 138,329,187
Short Term Investments ................... — 2,300,000 — 2,300,000
Total Investments in Securities ........... $— $140,629,187 $— $140,629,187
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 23,664,353 — — 23,664,353
Municipal Bonds ......................... — 1,939,598,727 — 1,939,598,727
Short Term Investments ................... — 33,100,000 — 33,100,000
Total Investments in Securities ........... $23,664,353 $1,972,698,727 $— $1,996,363,080
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 26,651,116 — — 26,651,116
Corporate Bonds ........................ — — 539,723 539,723
Senior Floating Rate Interests ............... — 25,139,708 — 25,139,708
Municipal Bonds ......................... — 788,963,651 — 788,963,651
Short Term Investments ................... — 33,850,000 — 33,850,000
Total Investments in Securities ........... $26,651,116 $847,953,359 $539,723 $875,144,198
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 902,424 902,424
Municipal Bonds ......................... — 266,518,709 — 266,518,709
Escrows and Litigation Trusts ............... — — 92,253 92,253
Short Term Investments ................... — 5,600,000 — 5,600,000
Total Investments in Securities ........... $— $272,118,709 $994,677 $273,113,386
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... — — —
b
—
Management Investment Companies ......... 185,812,500 — — 185,812,500
Corporate Bonds :
Commercial Services & Supplies ........... — — 22,237,850 22,237,850
Diversified Consumer Services ............ — 88,818,436 — 88,818,436
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Electric Utilities ........................ $ — $ 15,243,289 $ — $ 15,243,289
Senior Floating Rate Interests ............... — — 2,445 2,445
Municipal Bonds :
Alabama ............................. — 17,407,843 — 17,407,843
Arizona .............................. — 89,527,889 — 89,527,889
Arkansas ............................. — 21,172,784 — 21,172,784
California ............................. — 927,628,998 445 927,629,443
Colorado ............................. — 237,331,198 — 237,331,198
Connecticut ........................... — 25,910,319 — 25,910,319
Florida ............................... — 853,347,804 — 853,347,804
Georgia .............................. — 38,910,268 — 38,910,268
Idaho ................................ — 13,325,390 — 13,325,390
Illinois ............................... — 100,574,624 — 100,574,624
Indiana .............................. — 23,951,665 — 23,951,665
Iowa ................................ — 11,500,117 — 11,500,117
Kansas .............................. — 1,189,429 — 1,189,429
Kentucky ............................. — 16,880,682 — 16,880,682
Louisiana ............................. — 59,563,764 — 59,563,764
Maryland ............................. — 9,270,164 — 9,270,164
Massachusetts ........................ — 2,098,539 — 2,098,539
Michigan ............................. — 18,352,239 — 18,352,239
Minnesota ............................ — 9,937,350 — 9,937,350
Mississippi ............................ — 16,813,335 — 16,813,335
Missouri .............................. — 12,541,640 — 12,541,640
Nevada .............................. — 28,463,128 — 28,463,128
New Hampshire ........................ — 9,470,412 — 9,470,412
New Jersey ........................... — 55,349,344 — 55,349,344
New Mexico ........................... — 2,033,826 — 2,033,826
New York ............................. — 140,237,424 — 140,237,424
North Dakota .......................... — 6,326,401 — 6,326,401
Ohio ................................ — 127,768,041 — 127,768,041
Oklahoma ............................ — 10,705,413 — 10,705,413
Oregon .............................. — 14,431,790 — 14,431,790
Pennsylvania .......................... — 106,506,126 — 106,506,126
South Carolina ......................... — 67,830,485 — 67,830,485
South Dakota .......................... — 7,827,438 — 7,827,438
Tennessee ............................ — 69,245,567 — 69,245,567
Texas ............................... — 553,224,782 — 553,224,782
Utah ................................ — 28,863,473 — 28,863,473
Virginia .............................. — 17,488,679 — 17,488,679
Washington ........................... — 62,881,497 — 62,881,497
West Virginia .......................... — 2,709,573 — 2,709,573
Wisconsin ............................ — 127,027,233 — 127,027,233
U.S. Territories ..........................
District of Columbia ..................... — 44,106,300 — 44,106,300
Pacific Islands ......................... — 4,421,769 — 4,421,769
Puerto Rico ........................... — 277,021,794 — 277,021,794
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 11,700,000 — 11,700,000
Total Investments in Securities ........... $185,812,500 $4,386,938,261 $27,168,106 $4,599,918,867
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 222,357,369 $ — $ 222,357,369
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 2,100,000 — 2,100,000
Total Investments in Securities ........... $— $224,457,369 $34,747 $224,492,116
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 315,346,378 — 315,346,378
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 6,900,000 — 6,900,000
Total Investments in Securities ........... $— $322,246,378 $80,264 $322,326,642
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 902,424 902,424
Municipal Bonds ......................... — 307,842,774 — 307,842,774
Short Term Investments ................... — 18,600,000 — 18,600,000
Total Investments in Securities ........... $— $326,442,774 $902,424 $327,345,198
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,804,848 1,804,848
Municipal Bonds ......................... — 659,648,844 — 659,648,844
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $— $663,348,844 $1,804,848 $665,153,692
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 602,170,609 — 602,170,609
Short Term Investments ................... — 10,500,000 — 10,500,000
Total Investments in Securities ........... $— $612,670,609 $— $612,670,609
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 614,076,064 — 614,076,064
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 8,900,000 — 8,900,000
Total Investments in Securities ........... $— $622,976,064 $190,602 $623,166,666
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 1,604,310 $ 1,604,310
Municipal Bonds ......................... — 696,441,750 — 696,441,750
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 17,685,000 — 17,685,000
Total Investments in Securities ........... $— $714,126,750 $1,764,838 $715,891,588
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,604,309 1,604,309
Municipal Bonds ......................... — 555,626,540 — 555,626,540
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 2,900,000 — 2,900,000
Total Investments in Securities ........... $— $558,526,540 $1,771,746 $560,298,286
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,208,619 3,208,619
Municipal Bonds ......................... — 921,120,657 — 921,120,657
Short Term Investments ................... — 2,990,000 — 2,990,000
Total Investments in Securities ........... $— $924,110,657 $3,208,619 $927,319,276
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,506,734 2,506,734
Municipal Bonds ......................... — 798,247,623 — 798,247,623
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $798,547,623 $2,792,840 $801,340,463
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,005,387 2,005,387
Municipal Bonds ......................... — 651,273,000 — 651,273,000
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 10,600,000 — 10,600,000
Total Investments in Securities ........... $— $661,873,000 $2,215,699 $664,088,699
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 423,598,022 $ — $ 423,598,022
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 14,300,000 — 14,300,000
Total Investments in Securities ........... $— $437,898,022 $119,482 $438,017,504
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 874,281 $ — $ (334,558) $ — $ — $ 2,470 $ 4,994 $ (7,464) $ 539,723 $ —
Senior Floating
Rate Interests :
United States . 12,081,618 — (12,064,255) — — — — (17,363) — —
Total Investments in
Securities ....... $12,955,899 $— $(12,398,813) $— $— $2,470 $4,994 $(24,827) $539,723 $—
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
PSF
Permanent School Fund
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.